PaineWebber PACE Select Advisors Trust

  PACE Money Market Investments

  PACE Government Securities Fixed Income Investments

  PACE Intermediate Fixed Income Investments

  PACE Strategic Fixed Income Investments

  PACE Municipal Fixed Income Investments

  PACE Global Fixed Income Investments

  PACE Large Company Value Equity Investments

  PACE Large Company Growth Equity Investments

  PACE Small/Medium Company Value Equity Investments

  PACE Small/Medium Company Growth Equity Investments

  PACE International Equity Investments

  PACE International Emerging Markets Equity Investments

                               --------------------
                                    PROSPECTUS
                                  DECEMBER 1, 1999
                         ----------------------------------

This Prospectus offers shares of the twelve funds in the Trust to participants in the PaineWebber PACE-SM- Program. The PACE Program and these funds are designed to assist you in devising an asset allocation strategy to meet your individual needs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                                    Contents
                                   THE FUNDS

--------------------------------------------------------------------------------

What every investor                3            PACE Money Market Investments
should know about                  6            PACE Government Securities Fixed Income
                                                Investments
the funds                          9            PACE Intermediate Fixed Income Investments
                                  12            PACE Strategic Fixed Income Investments
                                  15            PACE Municipal Fixed Income Investments
                                  18            PACE Global Fixed Income Investments
                                  21            PACE Large Company Value Equity Investments
                                  24            PACE Large Company Growth Equity Investments
                                  27            PACE Small/Medium Company Value Equity
                                                Investments
                                  30            PACE Small/Medium Company Growth Equity
                                                Investments
                                  33            PACE International Equity Investments
                                  36            PACE International Emerging Markets Equity
                                                Investments
                                  39            More About Risks and Investment Strategies

                             INVESTING IN THE FUNDS

--------------------------------------------------------------------------------

Information for                   42            Investing in the Funds
managing your fund                              --Buying Shares
account                                         --The PaineWebber PACE-SM- Program
                                                --Selling Shares
                                                --Pricing and Valuation

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

Additional important              44            Management
information about                 48            Dividends and Taxes
the funds                         49            Financial Highlights
                                  61            Appendix A

--------------------------------------------------------------------------------

Where to learn more                             Back Cover
about these funds

                            The fund is not a complete or
                            balanced investment program.

--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

                         PACE Money Market Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

The fund is a money market mutual fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's manager and investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS:

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Credit Risk

- Interest Rate Risk
- Foreign Securities Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENTAGES
1996           5.05%
1997           5.27%
1998           5.21%
CALENDAR YEAR

Total Return January 1 to September 30, 1999 -- 3.49%

Best quarter during calendar years shown: 4th quarter, 1997 -- 1.33%

Worst quarter during calendar years shown: 4th quarter, 1998 -- 1.22%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

INCEPTION DATE                                                (8/24/95)
--------------                                                ---------
One Year....................................................    3.65%
Life of Fund................................................    3.64%

--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.15%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.92%
                                                              ----
Total Annual Fund Operating Expenses........................  1.07%
                                                              ====
Expense Reimbursements**....................................  0.57%
                                                              ----
Net Expenses**..............................................  0.50%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $203      $745      $1,314     $2,863

--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Government Securities Fixed Income Investments

              PACE Government Securities Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Current income.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests in U.S. government bonds and other bonds of varying maturities, but normally limits its portfolio "duration" to between one and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in mortgage-backed securities issued or guaranteed by U.S. government agencies and in other U.S. government securities. The fund also invests, to a lesser extent, in investment grade bonds of private issuers, including those backed by mortgages or other assets. These privately issued bonds generally have one of the two highest credit ratings, although the fund may invest to a limited extent in privately issued bonds with the third highest credit rating. The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Pacific Investment Management Company ("PIMCO") to serve as the fund's investment adviser. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, yield curve and sector and prepayment exposure, as appropriate.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to interest rate risk, which is the risk that the value of its investments generally will fall when interest rates rise. Because the fund invests significantly in mortgage-backed securities, it also is subject to prepayment risk. When interest rates fall, the underlying mortgages may be paid earlier than expected and the fund may have to reinvest these prepayments at lower interest rates. Mortgage prepayments tend to occur more slowly than expected when interest rates rise, which may extend the duration of mortgage-backed securities and make their value more volatile. The fund also is subject to credit risk, which is the risk that issuers may fail, or become less able, to make principal or interest payments when due.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Interest Rate Risk

- Prepayment Risk

- Leverage Risk

- Credit Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Government Securities Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1996           4.26%
1997           9.04%
1998           6.42%
Percentages
Calendar Year

Total Return January 1 to September 30, 1999 -- 0.86%

Best quarter during calendar years shown: 2nd quarter, 1997 -- 3.50%

Worst quarter during calendar years shown: 1st quarter, 1996 -- (1.33)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1998

                                                                          LEHMAN BROTHERS
                                                                          MORTGAGE-BACKED
(INCEPTION DATE)                                              (8/24/95)   SECURITIES INDEX
----------------                                              ---------   ----------------
One Year....................................................    4.84%          6.95%
Life of Fund................................................    5.76%          7.83%

--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Government Securities Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.50%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.43%
                                                              ----
Total Annual Fund Operating Expenses........................  0.93%+
                                                              ====
Expense Reimbursements**....................................  0.06%
                                                              ----
Net Expenses**..............................................  0.87%+
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

 + Includes 0.02% of interest expense related to reverse repurchase agreements during the year ended July 31, 1999.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $240      $752      $1,290     $2,762

--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                            ------------------------
             PaineWebber PACE Intermediate Fixed Income Investments

                   PACE Intermediate Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Current income, consistent with reasonable stability of principal.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests in bonds of varying maturities, but normally limits its overall portfolio "duration" to between two and four and one-half years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in U.S. and foreign government bonds, U.S. and foreign corporate bonds and bonds that are backed by mortgages or other assets. The fund limits its investments to investment grade bonds. The fund also may invest in preferred stocks.

The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies of developed countries. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Pacific Income Advisers, Inc. ("PIA") to serve as the fund's investment adviser. PIA seeks to anticipate yield curve shifts and actively rotates the fund's investments among different fixed income sectors based on its assessment of the risks and rewards of each sector. PIA uses a proprietary risk-adjustment model to identify bonds for purchase that it believes are undervalued on a risk-adjusted basis. When a bond held in the portfolio returns to its fair value (as established by the risk-adjustment model), it is sold and replaced with another undervalued security. PIA monitors changes in the prepayment expectations of the fund's mortgage-backed securities. PIA also buys and sells securities to adjust the fund's average portfolio duration as appropriate.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.
The fund is subject to interest rate risk, which is the risk that the value of its investments generally will fall when interest rates rise. The fund also is subject to credit risk, which is the risk that issuers may fail, or become less able, to make principal or interest payments when due. Because the fund may invest significantly in mortgage-backed securities, it also can be subject to prepayment risk. When interest rates fall, the underlying mortgages may be paid earlier than expected and the fund may have to reinvest these prepayments at lower interest rates. Mortgage prepayments tend to occur more slowly than expected when interest rates rise, which may extend the duration of mortgage-backed securities and make their value more volatile. Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Interest Rate Risk

- Credit Risk

- Prepayment Risk

- Non-Diversified Status Risk

- Foreign Securities Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                            ------------------------
             PaineWebber PACE Intermediate Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           3.14%
1997           7.45%
1998           7.36%
Percentages
Calendar Year

Total Return January 1 to September 30, 1999 -- (0.02)%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 4.17%

Worst quarter during calendar years shown: 1st quarter, 1996 -- (1.13)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                           LEHMAN BROTHERS
                                                                          INTERMEDIATE-TERM
                                                                         GOVERNMENT/CORPORATE
(INCEPTION DATE)                                             (8/24/95)          INDEX
----------------                                             ---------   --------------------
One Year...................................................    5.76%            8.44%
Life of Fund...............................................    4.95%            7.41%

--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
             PaineWebber PACE Intermediate Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................   1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................   0.40%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................   0.40%
                                                               ----
Total Annual Fund Operating Expenses........................   0.80%
                                                               ====

---------

*  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------   --------   --------   --------
 $233       $718      $1,230     $2,636

--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Strategic Fixed Income Investments

                    PACE Strategic Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Total return consisting of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between three and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in investment grade bonds of governmental and private issuers in the United States and foreign countries, including bonds that are backed by mortgages or other assets, and in bonds that are convertible into common stock. The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies.

The fund also invests, to a limited extent, in bonds that are below investment grade. Securities rated below investment grade are commonly known as "junk bonds." The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Pacific Investment Management Company ("PIMCO") to serve as the fund's investment adviser. PIMCO seeks to invest the fund's assets in those areas of the bond market that it considers undervalued, based on such factors as quality, sector, coupon and maturity. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, yield curve and sector and prepayment exposure, as appropriate.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to interest rate risk, which is the risk that the value of its investments generally will fall when interest rates rise. Because the fund invests significantly in mortgage-backed securities, it also is subject to prepayment risk. When interest rates fall, the underlying mortgages may be paid earlier than expected and the fund may have to reinvest these prepayments at lower interest rates. Mortgage prepayments tend to occur more slowly than expected when interest rates rise, which may extend the duration of mortgage-backed securities and make their value more volatile. The fund also is subject to credit risk, which is the risk that issuers may fail, or become less able, to make principal or interest payments when due. This risk is greater for bonds that are rated below investment grade. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Interest Rate Risk

- Prepayment Risk

- Credit Risk

- Foreign Securities Risk

- Leverage Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Strategic Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996            3.22%
1997           10.19%
1998            8.22%
Percentages
Calendar Year

Total Return January 1 to September 30, 1999 -- (2.48)%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 4.52%

Worst quarter during calendar years shown: 1st quarter, 1996 -- (2.21)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                           LEHMAN BROTHERS
                                                                         GOVERNMENT/CORPORATE
(INCEPTION DATE)                                             (8/24/95)          INDEX
----------------                                             ---------   --------------------
One Year...................................................    6.61%             9.47%
Life of Fund...............................................    7.88%             8.37%

--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Strategic Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................   1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................   0.50%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................   0.42%
                                                               ----
Total Annual Fund Operating Expenses........................   0.92%+
                                                               ====
Expense Reimbursements**....................................   0.04%
                                                               ----
Net Expenses**..............................................   0.88%+
                                                               ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

 + Includes 0.03% of interest expense related to reverse repurchase agreements for the year ended July 31, 1999.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $241      $751      $1,287     $2,753

--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Municipal Fixed Income Investments

                    PACE Municipal Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

High current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests substantially all of its assets in investment grade municipal bonds of varying maturities. These are bonds and similar securities that are exempt from federal income tax. Normally, the fund limits its investments in municipal bonds that are subject to the federal alternative minimum tax (AMT) so that not more than 25% of its interest income will be subject to the AMT. The fund invests in municipal bonds that are subject to the AMT when its investment adviser believes that they offer attractive yields relative to municipal bonds that have similar investment characteristics but are not subject to the AMT.

The fund normally limits its portfolio "duration" to between three and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio. The fund may invest up to 50% of its total assets in municipal bonds that are secured by revenues from public housing authorities and state and local housing finance authorities, including bonds that are secured or backed by the U.S. Treasury or other U.S. government guaranteed securities.

The fund limits its investments in municipal bonds with the lowest investment grade rating to 15% of its total assets at the time the bonds are purchased. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage its portfolio duration.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Deutsche Asset Management, Inc. ("DAM") (formerly known as Morgan Grenfell Capital Management, Incorporated) to serve as the fund's investment adviser. DAM employs an issue-oriented relative value municipal bond investment discipline in deciding which bonds to buy or sell for the fund, rather than using more traditional techniques such as forecasting interest rates or anticipating credit rating upgrades. DAM believes that the municipal market is highly inefficient and fragmented, offering opportunities to purchase high-quality bonds at attractive prices. DAM emphasizes individual bond issues with intermediate maturities, including U.S. government or letter of credit-based securities.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to interest rate risk, which is the risk that the value of its investments generally will fall when interest rates rise. The fund is also subject to credit risk, which is the risk that the issuers of municipal bonds may not make principal or interest payments when due. The fund's ability to invest more than 25% of its total assets in municipal housing obligations means that the fund will be subject to greater risk than a fund with less concentrated investments. The market for municipal bonds can be adversely affected by legislative proposals to eliminate or limit the tax-exempt status of municipal bond interest or the fund's dividends.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Interest Rate Risk

- Credit Risk

- Related Securities Concentration Risk

- Political Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Municipal Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENTAGES
1996           4.86%
1997           7.01%
1998           5.39%
Calendar Year

Total Return January 1 to September 30, 1999 -- (1.39)%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 2.52%

Worst quarter during calendar years shown: 1st quarter, 1996 -- (1.13)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                            LEHMAN BROTHERS
                                                                          MUNICIPAL FIVE-YEAR
(INCEPTION DATE)                                              (8/24/95)          INDEX
----------------                                              ---------   -------------------
One Year....................................................    3.82%            5.84%
Life of Fund................................................    5.08%            5.64%

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Municipal Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.40%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.49%
                                                              ----
Total Annual Fund Operating Expenses........................  0.89%
                                                              ====
Expense Reimbursements**....................................  0.04%
                                                              ----
Net Expenses**..............................................  0.85%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate .

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $238      $742      $1,272     $2,723

--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

                      PACE Global Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

High total return.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in high-grade bonds of governmental and private issuers in the United States and developed foreign countries. These high-grade bonds are rated in one of the three highest rating categories or are of comparable quality. The fund invests, to a limited extent, in lower rated bonds of governmental and private issuers in emerging markets, including bonds that are rated below investment grade.

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between four and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund's assets are normally invested in part in bonds of U.S. government and private issuers and the balance is allocated among bonds of governmental and private issuers in various foreign countries. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Rogge Global Partners plc to serve as the fund's investment adviser. Rogge Global Partners seeks to invest the fund's assets in bonds of issuers in financially healthy countries because it believes that these investments produce the highest bond and currency returns over time. In deciding which bonds to buy or sell for the fund, Rogge Global Partners uses a top-down analysis to find value across countries and to forecast interest and currency-exchange rates over a one year horizon. Rogge Global Partners also uses an optimization model to help determine country, currency and duration positions for the fund.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to interest rate risk, which is the risk that the value of its investments generally will fall when interest rates rise. The value of the fund's foreign investments also may fall due to adverse political, social and economic developments abroad. The fund also is subject to credit risk, which is the risk that issuers may fail, or become less able to make principal or interest payments when due. This risk is greater for bonds rated below investment grade. Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Interest Rate Risk

- Foreign Securities Risk

- Credit Risk

- Emerging Markets Risk

- Sovereign Risk

- Non-Diversified Status Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996            4.59%
1997            1.00%
1998           18.60%
Percentages
Calendar Year

Total Return January 1 to September 30, 1999 -- (6.68)%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 8.60%

Worst quarter during calendar years shown: 1st quarter, 1997 -- (3.92)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                         SALOMON SMITH BARNEY
                                                                           WORLD GOVERNMENT
(INCEPTION DATE)                                             (8/24/95)        BOND INDEX
----------------                                             ---------   --------------------
One Year...................................................   16.83%            15.31%
Life of Fund...............................................    7.32%             7.19%

--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.57%
                                                              ----
Total Annual Fund Operating Expenses........................  1.17%
                                                              ====
Expense Reimbursements**....................................  0.22%
                                                              ----
Net Expenses**..............................................  0.95%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $248      $809      $1,395     $2,987

--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Value Equity Investments

                  PACE Large Company Value Equity Investments

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVES:

Capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of U.S. companies that are believed to be undervalued and that have total market capitalizations of $4.0 billion or greater at the time of purchase.

The fund may invest, to a limited extent, in other securities, including stocks of companies with smaller total market capitalizations and convertible bonds that are rated below investment grade. The fund may invest up to 5% of its total assets in U.S. dollar-denominated foreign securities. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Brinson Partners, Inc. to serve as the fund's investment adviser. Brinson Partners looks for undervalued stocks within the context of its macroeconomic and market outlooks. Its research focuses on several levels of analysis, including understanding wealth shifts that occur within the equity market and individual company research. It conducts fundamental research on a universe of approximately 700 stocks. Brinson Partners quantifies its expectations of a company's ability to generate profit and grow its business into the future and discounts to the present all future cash flows to the fund from an investment to calculate a present or intrinsic value. This value estimate is generated by a proprietary valuation model and is compared to market price and ranked against other stocks. Brinson Partners uses these rankings, together with its own investment judgment, to buy and sell stocks for the fund.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Common stocks, which are the fund's main investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Equity Risk

- Foreign Securities Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Value Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENTAGES
1996           25.11%
1997           24.75%
1998           18.36%
Calendar Year

Total Return January 1 to September 30, 1999 -- (5.50)%

Best quarter during calendar years shown: 4th quarter, 1998 -- 16.26%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (10.44)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1998

                                                                          RUSSELL 1000
(INCEPTION DATE)                                              (8/24/95)   VALUE INDEX
----------------                                              ---------   ------------
One Year....................................................   16.59%        15.63%
Life of Fund................................................   22.22%        24.95%

--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Value Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.36%
                                                              ----
Total Annual Fund Operating Expenses........................  0.96%
                                                              ====

---------

*  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $249      $767      $1,311     $2,796

--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Growth Equity Investments

                  PACE Large Company Growth Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of companies that are believed to have faster rates of earnings growth than the average rate of companies in the Standard & Poor's 500 Composite Stock Price Index and that have total market capitalizations of $4.0 billion or greater at the time of purchase. Dividend income is an incidental consideration in the investment adviser's selection of stocks for the fund.

The fund may invest, to a limited extent, in other securities, including securities convertible into stocks and stocks of companies with smaller total market capitalizations. The fund may invest up to 5% of its total assets in U.S. dollar-denominated foreign securities. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Alliance Capital Management L.P. to serve as the fund's investment adviser. Alliance Capital Management follows its "disciplined growth" strategy in managing the fund's investments and seeks to identify the best combinations of earnings growth and reasonable valuation in selecting stocks for the fund. Alliance Capital Management ranks each stock in its investment universe based on its analysts' assessments and fundamental research that includes six measures of earnings growth and valuation. The fund normally invests in stocks that rank in the top 30% of this research universe and generally sells stocks that rank in the bottom half.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Common stocks, which are the fund's main investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Equity Risk

- Foreign Securities Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Growth Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to November 10, 1997, which is the date on which Alliance Capital Management assumed day-to-day management of the fund's assets. Prior to that date, another investment manager was responsible for managing the fund's assets.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENTAGES
1996           21.24%
1997           24.79%
1998           40.05%
CALENDAR YEAR

Total Return January 1 to September 30, 1999 -- 5.88%

Best quarter during calendar years shown: 4th quarter, 1998 -- 31.80%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (14.42)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                          RUSSELL 1000
(INCEPTION DATE)                                              (8/24/95)   GROWTH INDEX
----------------                                              ---------   ------------
One Year....................................................   37.96%        38.70%
Life of Fund................................................   25.58%        30.64%

--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Growth Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.37%
                                                              ----
Total Annual Fund Operating Expenses........................  0.97%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $250      $770      $1,316     $2,806

--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                            ------------------------
         PaineWebber PACE Small/Medium Company Value Equity Investments

               PACE Small/Medium Company Value Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of companies that are believed to be undervalued or overlooked in the market place and that have total market capitalizations of less than $4.0 billion at the time of purchase. These stocks also generally have price-to-earnings (P/E) ratios below the market average. The fund invests only in stocks that are traded on major exchanges or the over-the-counter market.

The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Ariel Capital Management, Inc. and Brandywine Asset Management, Inc. to serve as the fund's investment advisers. Mitchell Hutchins allocates the fund's assets between the two investment advisers.

Ariel Capital Management, Inc. invests its share of the fund's assets primarily in common stocks of medium size companies that it believes are misunderstood or undervalued. It seeks to identify companies in consistent industries with distinct market niches and excellent management teams. It defines value stocks as those that have a low P/E ratio based on forward earnings and that trade at a significant discount to the private market value that Ariel calculates for each stock. Ariel generally sells stocks that cease to meet these criteria or that are at risk for fundamental deterioration.

Brandywine Asset Management, Inc. invests its share of the fund's assets primarily in small companies by starting with quantitative analysis that focuses on stocks with low P/E ratios. Brandywine defines a low P/E ratio (based on positive trailing 12-month operating earnings) as one that places a company among the lowest 25% based on P/E ratios for all exchange-traded and over-the-counter stocks with positive earnings and a capitalization greater than $10 million. Brandywine then uses fundamental analysis to exclude stocks based on earnings adjustments that raise P/E above the lowest quartile, pre-announced earnings changes that are expected to raise P/E when formally announced, strong recent price gains and severe or sudden fundamental deterioration. Brandywine also uses this analysis technique in determining when to sell stocks.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Common stocks, which are the fund's main investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. This risk is greater for the common stocks of smaller companies because they are more vulnerable to adverse business or economic developments and may have more limited resources.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Equity Risk

- Limited Capitalization Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 27

--------------------------------------------------------------------------------
                            ------------------------
         PaineWebber PACE Small/Medium Company Value Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 4, 1999, which is the date on which Ariel Capital Management, Inc. assumed day-to-day management of a portion of the fund's assets. Prior to that date, Brandywine Asset Management, Inc. was responsible for managing all the fund's assets.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENTAGES
1996           22.35%
1997           37.26%
1998           -9.34%
CALENDAR YEAR

Total Return January 1 to September 30, 1999 -- (1.77)%

Best quarter during calendar years shown: 2nd quarter, 1997 -- 15.64%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (20.00)% AVERAGE ANNUAL TOTAL RETURNS as of December 31, 1998

                                                                          RUSSELL 2500
(INCEPTION DATE)                                              (8/24/95)   VALUE INDEX
----------------                                              ---------   ------------
One Year....................................................  (10.69)%       (1.92)%
Life of Fund................................................   11.62%        16.88%

--------------------------------------------------------------------------------
                               Prospectus Page 28

--------------------------------------------------------------------------------
                            ------------------------
         PaineWebber PACE Small/Medium Company Value Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.41%
                                                              ----
Total Annual Fund Operating Expenses........................  1.01%
                                                              ====
Expense Reimbursements**....................................  0.01%
                                                              ----
Net Expenses**..............................................  1.00%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $253      $781      $1,335     $2,845

--------------------------------------------------------------------------------
                               Prospectus Page 29

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Small/Medium Company Growth Equity Investments

              PACE Small/Medium Company Growth Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market and that have total market capitalizations of less than $4.0 billion at the time of purchase. Dividend income is an incidental consideration in the investment adviser's selection of stocks for the fund.

The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund may invest up to 5% of its total assets in U.S. dollar-denominated foreign securities. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Delaware Management Company, Inc. to serve as the fund's investment adviser. In deciding which stocks to buy or sell for the fund, Delaware Management Company employs a bottom-up, fundamental analysis to identify companies that have substantially above average earnings growth because of management changes, new products, growth of established products or structural changes in the economy. Delaware Management Company also considers a company's management team quality and the strength of its finances and internal controls in selecting stocks for the fund. Although Delaware Management Company follows companies in a full range of market sectors, it may focus on a limited number of attractive industries.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Common stocks, which are the fund's main investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. This risk is greater for the common stocks of smaller companies because they are more vulnerable to adverse business or economic developments and may have more limited resources.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Equity Risk

- Limited Capitalization Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 30

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Small/Medium Company Growth Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to December 17, 1996, which is the date on which Delaware Management Company assumed day-to-day management of the fund's assets. Prior to that date, another investment manager was responsible for managing the fund's assets.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996            7.36%
1997           21.73%
1998           14.86%
Percentages
Calendar Year

Total Return January 1 to September 30, 1999 -- 29.39%

Best quarter during calendar years shown: 4th quarter, 1998 -- 24.38%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (15.44)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                          RUSSELL 2500
(INCEPTION DATE)                                              (8/24/95)   GROWTH INDEX
----------------                                              ---------   ------------
One Year....................................................   13.15%         3.10%
Life of Fund................................................   10.72%        10.99%

--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Small/Medium Company Growth Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.41%
                                                              ----
Total Annual Fund Operating Expenses........................  1.01%
                                                              ====
Expense Reimbursements**....................................  0.01%
                                                              ----
Net Expenses**..............................................  1.00%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $253      $781      $1,335     $2,845

--------------------------------------------------------------------------------
                               Prospectus Page 32

--------------------------------------------------------------------------------
                            ------------------------
               PaineWebber PACE International Equity Investments

                     PACE International Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in U.S. securities markets.

The fund may invest, to a limited extent, in stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy. The fund may also invest, to a limited extent, in securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Martin Currie, Inc. to serve as the fund's investment adviser. Martin Currie, Inc. looks for companies that exhibit strong fundamentals and attractive valuations based on estimates of future earnings. In making country allocation decisions, Martin Currie, Inc. considers such factors as economic and political stability, breadth and liquidity of the market, the nature of local investors, the currency outlook, valuation and the settlement system.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Common stocks, which are the fund's main investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad. This risk is greater for the fund's investments in emerging market issuers.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Equity Risk

- Foreign Securities Risk

- Emerging Markets Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 33

--------------------------------------------------------------------------------
                            ------------------------
               PaineWebber PACE International Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENTAGES
1996           10.30%
1997            9.46%
1998           16.34%
Calendar Year

Total Return January 1 to September 30, 1999 -- 9.06%

Best quarter during calendar years shown: 4th quarter, 1998 -- 19.70%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (14.64)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1998

                                                                           MSCI EUROPE,
                                                                             ASIA AND
(INCEPTION DATE)                                              (8/24/95)   FAR EAST INDEX
----------------                                              ---------   --------------
One Year....................................................   14.60%         20.00%
Life of Fund................................................   10.14%         10.00%

--------------------------------------------------------------------------------
                               Prospectus Page 34

--------------------------------------------------------------------------------
                            ------------------------
               PaineWebber PACE International Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.70%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.52%
                                                              ----
Total Annual Fund Operating Expenses........................  1.22%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $275      $844      $1,440     $3,051

--------------------------------------------------------------------------------
                               Prospectus Page 35

--------------------------------------------------------------------------------
                            ------------------------
       PaineWebber PACE International Emerging Markets Equity Investments

             PACE International Emerging Markets Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISK

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of companies domiciled in emerging market countries. The fund defines emerging market countries as countries that are not included in the MSCI Index of major world economies. The fund may not always diversify its investments on a geographic basis among emerging market countries.

The fund may invest, to a limited extent, in bonds, including up to 10% of its total assets in bonds that are below investment grade. Securities rated below investment grade are commonly known as "junk bonds." The fund may also invest, to a limited extent, in securities of other investment companies that invest in emerging markets. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Schroder Investment Management North America Inc. to serve as the fund's investment adviser. Schroder Investment Management's network of regional specialists and analysts in 24 countries supports an intensive program of proprietary emerging markets research. In deciding which securities to buy or sell for the fund, Schroder Investment Management uses its research to identify attractively valued companies in emerging markets that it believes can leverage off the growth opportunities in these faster growing economies.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Common stocks, which are the fund's main investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad. These risks are greater for the fund's investments in emerging market issuers. To the extent the fund invests a significant portion of its assets in one geographic area, it will be more susceptible to factors adversely affecting that area.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Equity Risk

- Foreign Securities Risk

- Emerging Markets Risk

- Geographic Concentration Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS)

--------------------------------------------------------------------------------
                               Prospectus Page 36

--------------------------------------------------------------------------------
                            ------------------------
       PaineWebber PACE International Emerging Markets Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses. The table does reflect the annual PACE Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996             8.52%
1997            -4.72%
1998           -24.43%
PERCENTAGES
CALENDAR YEAR

Total Return January 1 to September 30, 1999 -- 27.29%

Best quarter during calendar years shown: 4th quarter, 1998 -- 16.34%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (21.52)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                          MSCI EMF
(INCEPTION DATE)                                              (8/24/95)    INDEX
----------------                                              ---------   --------
One Year....................................................  (25.56)%    (25.34)%
Life of Fund................................................   (8.98)%    (10.66)%

--------------------------------------------------------------------------------
                               Prospectus Page 37

--------------------------------------------------------------------------------
                            ------------------------
       PaineWebber PACE International Emerging Markets Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE Program (as
  a % of average value of shares held on the last calendar
  day of the previous quarter)..............................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.90%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.89%
                                                              ----
Total Annual Fund Operating Expenses........................  1.79%
                                                              ====
Expense Reimbursements**....................................  0.29%
                                                              ----
Net Expenses**..............................................  1.50%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $303      $986      $1,692     $3,566

--------------------------------------------------------------------------------
                               Prospectus Page 38

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Low quality bonds may fluctuate in value more than higher quality bonds and may be more difficult to sell during market downturns at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" -- so-called because their value "derives" from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.

EMERGING MARKETS RISK. Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities (see below). However, the level of those risks often is higher due to the fact that political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger changes in value.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When a fund's securities are denominated in foreign currencies or it holds foreign currencies, the fund is also subject to the risk that the value of the foreign currency will fall in relation to the U.S. dollar.

GEOGRAPHIC CONCENTRATION. PACE International Emerging Markets Equity Investments will not necessarily seek to diversify its investments on a geographic basis within the emerging markets category. To the extent the fund concentrates its investments in issuers located in one country or area, it is more susceptible to factors adversely affecting that country or area.

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government bonds and other very high quality bonds, changes in interest rates may have a greater effect on the value of those bonds than on lower quality bonds.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. PACE

--------------------------------------------------------------------------------
                               Prospectus Page 39

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

Government Securities Fixed Income Investments and PACE Strategic Fixed Income Investments, which may use leverage by investing in when-issued and delayed delivery bonds, attempt to limit the potential magnifying effect of the leverage by managing their portfolio duration.

LIMITED CAPITALIZATION RISK. Securities of mid and small capitalization companies generally involve greater risk than securities of larger capitalization companies because they may be more vulnerable to adverse business or economic developments. Mid and small capitalization companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of these companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general. In addition, small capitalization companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all of these risks are greater than for larger capitalization companies.

NON-DIVERSIFIED STATUS RISK. A non-diversified fund is not subject to certain limitations on its ability to invest more than 5% of its total assets in securities of a single issuer. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held only a smaller position.

POLITICAL RISK. The municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund's dividends. Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of the municipal bonds held by PACE Municipal Fixed Income Investments to fall and might adversely affect the tax-exempt status of the fund's investments or of the dividends that the fund pays. During periods of uncertainty, the prices of municipal securities can become volatile.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. When interest rates fall, borrowers often prepay the underlying loans sooner than expected. This can reduce a fund's income because the fund often must reinvest early payments at the prevailing lower interest rates. Conversely, when interest rates rise, borrowers may prepay the underlying loans more slowly so that the loans are outstanding for a longer time. These slower prepayments tend to extend the duration of mortgage-backed securities and make them more sensitive to interest rate changes. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

RELATED SECURITIES CONCENTRATION RISK. PACE Municipal Fixed Income Investments may invest more than 25% of its total assets in municipal bonds that are issued by public housing authorities and state and local housing finance authorities. Economic, business or political developments or changes that affect one municipal bond in this sector also may affect other municipal bonds in the same sector. As a result, the fund is subject to greater risk than a fund that does not follow this practice.

SOVEREIGN RISK. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

ADDITIONAL RISKS

YEAR 2000 RISK. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins, the funds' investment advisers and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds. This risk may be greater with respect to trading systems in foreign countries and, in particular, in emerging market countries.

ADDITIONAL INVESTMENT STRATEGIES

CASH RESERVES; DEFENSIVE POSITIONS. PACE Money Market Investments invests exclusively in money market

--------------------------------------------------------------------------------
                               Prospectus Page 40

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

instruments. Each of the other funds may invest to a limited extent in money market instruments as a cash reserve for liquidity or other purposes. PACE Municipal Fixed Income Investments may invest to a limited extent in taxable money market instruments for liquidity purposes when suitable municipal money market instruments are not available.

The funds are intended as vehicles to implement long-term asset allocation strategies, and each fund is normally fully invested in accordance with its investment objective and policies. As a result, funds may take a temporary defensive position less frequently than would be the case for other similar mutual funds. However, with the concurrence of Mitchell Hutchins Asset Management Inc., a fund may take a defensive position that is different from its normal investment strategy to protect itself from adverse market conditions. This means that a fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments, including (for funds that are authorized to invest outside the United States) money market instruments that are denominated in foreign currencies. Because these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective.

In addition, the funds listed below may make the following temporary investments for defensive purposes:

- PACE Municipal Fixed Income Investments may invest without limit in certain taxable securities.

- PACE Global Fixed Income Investments may invest in securities of only one country, including the United States.

- PACE International Equity Investments may invest without limit in bonds that are traded in the United States and in foreign markets.

PORTFOLIO TURNOVER. Each fund (other than PACE Money Market Investments) may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Frequent trading may increase a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent net short-term capital gains than they would pay on dividends that represent net long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading to limit expenses or the tax effect that the fund's dividends may have on shareholders.

PACE MONEY MARKET INVESTMENTS. Like all money market funds, PACE Money Market Investments is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based on its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
                               Prospectus Page 41

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                             INVESTING IN THE FUNDS

--------------------------------------------------------------------------------

BUYING SHARES
If you are a participant in the PaineWebber PACE-SM- Program, you may buy shares of the funds through a managed account maintained with PaineWebber Incorporated.

You must make payment for fund shares by check made payable to PaineWebber. Your payment is due no later than the first business day after the order is placed. You may not place an order until you have completed the Investor Profile Questionnaire for the PACE Program (described below), reviewed the resulting analysis, made the asset allocation decision and executed the necessary PACE Program documentation. Your Financial Advisor is responsible for promptly forwarding your order to PaineWebber's headquarters.

The Trust and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares.

The minimum initial aggregate investment in the Trust is $10,000. Any subsequent investment in the Trust must be at least $500. The Trust may vary these minimums.

THE PAINEWEBBER PACE-SM- PROGRAM
The PaineWebber PACE-SM- Program is an investment advisory service pursuant to which PaineWebber Incorporated provides you with personalized investment allocation recommendations. PaineWebber does not have any investment discretion over your PACE Program account. You will make all the investment decisions.

Under the PACE Program, your Financial Advisor assists you in

- identifying your financial characteristics, including your risk tolerance and investment objectives; and

- completing an Investor Profile Questionnaire, which you may update from time to time with your Financial Advisor's assistance.

PaineWebber uses an investment profile evaluation and asset allocation methodology to translate this information into a suggested allocation of your assets among different funds. Your Financial Advisor presents the recommended allocation to you initially and reviews the PACE Program account with you at least annually. Your Financial Advisor also may, if you so request, review with you the monthly account statements and other information, such as quarterly performance data. Your Financial Advisor also monitors any changes in your financial characteristics that you identify through a revised Investor Profile Questionnaire and communicates these changes to PaineWebber for reevaluation of your investment profile.

You may direct your PaineWebber Financial Advisor to automatically rebalance your PACE Program account on a quarterly basis to assure that any deviation from the designated allocation among the funds does not exceed a specified threshold.

PACE PROGRAM FEE

For the services provided to you under the PACE Program, you will pay PaineWebber a quarterly Program Fee at an annual rate of up to 1.50% of the value of the shares of the funds held in your account under the PACE Program. This quarterly fee is generally charged to your PaineWebber account. The Program Fee may be reduced for

- certain Individual Retirement Accounts,

- retirement plans for self-employed individuals and

- employee benefit plans that are subject to the Employee Retirement Security Act of 1974

For these participants, PaineWebber may provide different services than those described above and may charge different fees. These participants also may make arrangements to pay the quarterly fee separately. In addition, Trustees of the Trust, employees of Mitchell Hutchins and PaineWebber and their family members who maintain an "employee-related" account at PaineWebber, and trustees or directors of other PaineWebber mutual funds may participate in the PACE Program at a reduced fee or for no fee.

Program Fees also may be subject to negotiation and may differ based upon the type of account, the size of the account, the amount of PACE Program assets in the account and the number or range of supplementary advisory services to be provided by Financial Advisors, among other factors.

Financial Advisors receive a portion of the PACE Program Fee for the services they provide to participants.

Investors who are fiduciaries for a retirement or employee benefit plan should consider, in a prudent manner, the relationship of the fees to be paid by the plan and the level of services to be provided by PaineWebber.

--------------------------------------------------------------------------------
                               Prospectus Page 42

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

As a PACE Program participant, you may incur greater total fees and expenses than investors purchasing shares of similar investment companies without the benefit of these professional asset allocation recommendations.

SELLING SHARES
You can sell your fund shares at any time. You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. Your Financial Advisor is responsible for promptly forwarding your request to PaineWebber's headquarters. After it receives and accepts your request, PaineWebber repurchases your fund shares. You generally will receive the proceeds of the sale within the first business day after PaineWebber receives the order.

PaineWebber reserves the right not to repurchase your shares. In that case, PaineWebber forwards your request to sell your shares to the funds' transfer agent. The transfer agent will sell your shares after you provide it with the following information in writing:

- Your name and address;

- The fund's name;

- Your account number;

- The dollar amount or number of shares you want to sell; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Trust and the transfer agent will not accept signature guarantees that are not a part of these programs.

Sales through the transfer agent may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

It costs the Trust money to maintain shareholder accounts. Therefore, the Trust reserves the right to repurchase all fund shares in any PACE Program account that has a net asset value of less than $7,500. If the Trust elects to do this with your account, it will notify you that you can increase the amount invested to the account minimum in effect at the time the PACE Program account was originally opened or more within 30 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, the Trust may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

PRICING AND VALUATION
The price at which you may buy or sell each fund's shares is based on the next net asset value per share calculated after your order is placed. Each fund calculates its net asset value on days that the New York Stock Exchange is open as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

PACE MONEY MARKET INVESTMENTS' net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Money Market Investments values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

OTHER FUNDS. Each other fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the Trust's board of trustees. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. As a result, a fund's net asset value may change on days when you will not be able to buy or sell fund shares. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in the principal foreign market but before the close of the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

--------------------------------------------------------------------------------
                               Prospectus Page 43

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                                   MANAGEMENT

--------------------------------------------------------------------------------

MANAGER AND INVESTMENT ADVISERS

Mitchell Hutchins Asset Management Inc. is the manager and administrator of each fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On October 31, 1999, Mitchell Hutchins was adviser or sub-adviser to 33 investment companies with 76 separate funds and aggregate assets of approximately $48.9 billion.

Mitchell Hutchins provides investment advisory services for PACE Money Market Investments. Mitchell Hutchins selects investment advisers for the other funds, subject to approval of the board, and reviews the performance of those investment advisers.

The funds have received an exemptive order from the SEC to permit the board to select and replace investment advisers and to amend the sub-advisory contracts between Mitchell Hutchins and the investment advisers without obtaining shareholder approval.

ADVISORY FEES

Each fund pays fees to Mitchell Hutchins for administrative and advisory services. The annual contract rate for administrative services is 0.20% of each fund's average daily net assets. The annual contract rate for advisory services varies from 0.15% to 0.90% of a fund's average daily net assets. The following table shows the combined annual fee rate for administrative and advisory services for each fund:

PACE Money Market Investments..........   0.35%
PACE Government Securities Fixed Income
  Investments..........................   0.70%
PACE Intermediate Fixed Income
  Investments..........................   0.60%
PACE Strategic Fixed Income
  Investments..........................   0.70%
PACE Municipal Fixed Income
  Investments..........................   0.60%
PACE Global Fixed Income Investments...   0.80%
PACE Large Company Value Equity
  Investments..........................   0.80%
PACE Large Company Growth Equity
  Investments..........................   0.80%
PACE Small/Medium Company Value Equity
  Investments..........................   0.80%
PACE Small/Medium Company Growth Equity
  Investments..........................   0.80%
PACE International Equity
  Investments..........................   0.90%
PACE International Emerging Markets
  Equity Investments...................   1.10%

During the fiscal year ended July 31, 1999, some of the funds paid Mitchell Hutchins at the lower effective rate shown below because Mitchell Hutchins waived a portion of its fees:

PACE Money Market Investments..........   0.00%
PACE Government Securities Fixed Income
  Investments..........................   0.64%
PACE Strategic Fixed Income
  Investments..........................   0.66%
PACE Municipal Fixed Income
  Investments..........................   0.56%
PACE Global Fixed Income Investments...   0.58%
PACE Small/Medium Company Value Equity
  Investments..........................   0.79%
PACE Small/Medium Company Growth Equity
  Investments..........................   0.79%
PACE International Emerging Markets
  Equity Investments...................   0.81%

INVESTMENT ADVISERS AND PORTFOLIO MANAGERS

PACE MONEY MARKET INVESTMENTS. Mitchell Hutchins provides all investment advisory services for this fund. Susan Ryan, a senior vice president of Mitchell Hutchins, is primarily responsible for the fund's day-to-day portfolio management. She has held her fund responsibilities since its inception.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS AND PACE STRATEGIC FIXED INCOME INVESTMENTS. Pacific Investment Management Company serves as investment adviser for these funds. PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. On September 30, 1999, PIMCO had approximately $181 billion in assets under management.

Since November 1999, Scott Mather, a senior vice president of PIMCO, has been primarily responsible for the day-to-day portfolio management for PACE Government Securities Fixed Income Investments. Prior

--------------------------------------------------------------------------------
                               Prospectus Page 44

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

to joining PIMCO in 1998, he was associated with Goldman Sachs where he was a trader in the fixed income division and specialized in structuring and trading a broad range of mortgage-backed securities as well as managing a proprietary derivatives position.

Since July 1997, William C. Powers, a managing director of PIMCO, has been primarily responsible for the day-to-day portfolio management for PACE Strategic Fixed Income Investments. Mr. Powers has been associated with PIMCO since 1991 as a senior member of the fixed income portfolio management group.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS. Pacific Income Advisers, Inc. serves as investment adviser for this fund. PIA is located at 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401. As of October 31, 1999, PIA had approximately $5 billion in assets under management.

Lloyd McAdams has been primarily responsible for the fund's day-to-day portfolio management since its inception in August 1995. Mr. McAdams has served as chairman and chief investment officer of PIA since 1986. He also serves as chairman and chief executive officer of Syndicated Capital, Inc.

PACE MUNICIPAL FIXED INCOME INVESTMENTS. Deutsche Asset Management, Inc. (formerly Morgan Grenfell Capital Management, Incorporated) serves as investment adviser for this fund. DAM is located at 150 South Independence Square West, Philadelphia, Pennsylvania 19106. DAM has been active in managing portfolios of securities since 1989 and the portfolio management team has over 20 years experience in the management of tax-exempt fixed income investments. As of September 30, 1999, DAM had over $17.2 billion in assets under management.

David W. Baldt has been primarily responsible for the fund's day-to-day portfolio management since its inception in August 1995. Mr. Baldt has been executive vice president and chief investment officer for fixed income at DAM since June 1989.

PACE GLOBAL FIXED INCOME INVESTMENTS. Rogge Global Partners plc serves as investment adviser for this fund. Rogge Global is located at Sion Hall, 56 Victoria Embankment, London, EC4Y ODZ, England. Rogge Global was organized in 1984 and specializes in global fixed income management. As of October 31, 1999, it had approximately $6.3 billion in assets under management.

Rogge Global uses a team approach in managing the fund's portfolio. The team is lead by Olaf Rogge, the chief investment officer of Rogge Global, along with John Graham, Richard Bell, Adrian James, Malie Okrent and Richard Gray. Mr. Rogge, who founded Rogge Global in 1984, has been managing global investments for more than 25 years. Mr. Graham joined Rogge Global in February 1994 and is currently a director, portfolio manager and analyst. Prior to that time, he served as a senior manager of the multi-currency fixed income investment team at JP Morgan. Mr. Bell joined Rogge Global in June 1990 and serves as a director, portfolio manager and analyst. Mr. James joined Rogge Global in April 1995 and serves as a director, portfolio manager and analyst. From October 1987 through April 1995, Mr. James worked for NatWest Capital Markets, where he was a director and functioned as the international bond economist. Ms. Okrent joined Rogge Global in 1998 as a portfolio manager in charge of global credit. She was previously a senior portfolio manager at Rothschild Asset Management managing U.S., global and short-term mandates. Before joining Rothschild, she spent seven years at JP Morgan where she also managed U.S., global and short-term mandates. Richard Gray joined Rogge Global in April 1999 and serves as a portfolio manager and head of emerging markets. He was previously a vice president, emerging debt research for Bank of America (1995-1999) and director, emerging debt research for Nomura International (1994-1995). These individuals have held their fund responsibilities since its inception in August 1995, except for Ms. Okrent, who has held her fund responsibilities since August 1998 and Mr. Gray, who has held his fund responsibilities since April 1999.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS. Brinson Partners, Inc. serves as investment adviser for this fund. Brinson Partners is located at 209 South LaSalle Street, Chicago, Illinois 60604. It and its predecessor entities have managed domestic and international investment assets since December 31, 1981. As of September 30, 1999, Brinson Partners had approximately $74.6 billion in assets under management.

Jeffrey J. Diermeier, Robert C. Moore, John C. Leonard and Lydia J. Miller are the leaders of the team responsible for the day-to-day management of the fund's portfolio and have held their fund responsibilities since its inception in August 1995. Mr. Diermeier serves as managing director of U.S. equities for Brinson Partners. He formerly was managing director of asset allocation. Mr. Moore serves as managing director and director of equity research for Brinson Partners. Messrs. Diermeier and Moore have worked together for over 20 years and both played a key role in the research, design and

--------------------------------------------------------------------------------
                               Prospectus Page 45

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

implementation of Brinson Partner's proprietary equity valuation model. Mr. Leonard serves as executive director and equity portfolio strategy analyst for Brinson Partners. Prior to joining Brinson Partners in 1991, Mr. Leonard worked as a financial advisor with Sheffield Financial Management for four years. Ms. Miller serves as director and equity portfolio strategy analyst for Brinson Partners. Prior to joining Brinson Partners in 1995, Ms. Miller served as director of equities and portfolio manager at SBC Portfolio Management International, Inc. for over four years and as a mutual fund portfolio manager at Value Line Asset Management for over three years.

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS. Alliance Capital Management L.P. serves as investment adviser for this fund. Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105. It is a leading international investment manager supervising client accounts with assets as of September 30, 1999 of approximately $317.3 billion.

Jane Mack Gould is primarily responsible for the fund's day-to-day portfolio management and has held her fund responsibilities since November 1997. Ms. Gould is a senior vice president and portfolio manager and has been with Alliance Capital since 1971.

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS. Ariel Capital Management, Inc. and Brandywine Asset Management, Inc. serve as investment advisers for this fund. Ariel is located at 307 North Michigan Avenue, Suite 500, Chicago, Illinois 60601. It is an investment manager with approximately $3.5 billion in assets under management as of October 31, 1999. Eric T. McKissack is primarily responsible for the day-to-day management of the fund's assets allocated to Ariel and held his fund responsibilities since October 1999. He has been with Ariel since 1986 and is currently its vice chair and co-chief investment officer.

Brandywine Asset Management, Inc. is located at Three Christina Centre, Suite 1200, 201 N. Walnut Street, Wilmington, Delaware 19801. As of September 30, 1999, it had approximately $6.7 billion in assets under management. Henry Otto and Steven Tonkovich are primarily responsible for the day-to-day management of the fund's assets allocated to Brandywine and have held their fund responsibilities since its inception in August 1995. Messrs. Otto and Tonkovich are managing directors of Brandywine. Mr. Otto is the primary portfolio manager for the firm's small capitalization portfolios and has assisted in designing quantitative evaluation tools at the firm since 1988. Mr. Tonkovich is portfolio manager for Brandywine's low price/earnings, small capitalization portfolios and is also responsible for the ongoing development of quantitative tools for value investing since 1989.

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS. Delaware Management Company, Inc. serves as investment adviser for this fund. Delaware Management is located at One Commerce Square, Philadelphia, PA 19103. Delaware Management and its predecessors have been managing funds for affiliated organizations in the financial services industry, including insurance and investment management, since 1938. As of October 31, 1999, Delaware Management and its affiliates had over $46 billion in assets under management.

Gerald S. Frey is primarily responsible for the fund's day-to-day portfolio management and has held his fund responsibilities since December 1996. Mr. Frey is a vice president of Delaware Management. Prior to joining the group of companies of which Delaware Management is a part in 1996, Mr. Frey was a senior director with Morgan Grenfell Capital Management, Incorporated in New York. He has 17 years of experience in the money management business.

In making investment decisions for the fund, Mr. Frey regularly consults with other members of the Delaware Management team: John A. Heffern, Marshall T. Bassett, Jeffrey Hynoski, Steven Lampe and Lori F. Wachs. Mr. Heffern joined Delaware Management in 1997 and serves as a vice president. Previously, he was a senior vice president, equity research at NatWest Securities Corporation's Specialty Financial Services unit. Prior to that, he was a principal and senior regional bank analyst at Alex. Brown & Sons. Mr. Bassett joined Delaware Management in 1997 and serves as a vice president. Previously, he was employed by Morgan Stanley Asset Management's Emerging Growth Group, most recently as a vice president, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. Mr. Hynoski joined Delaware Management in 1998 and serves as a vice president. Previously, he held the position of vice president with Bessemer Trust since 1993. Prior to that, he served as an analyst for Lord Abbett and Cowen Asset Management. Prior to that, he held a manager position with Price Waterhouse servicing the financial services industry. Ms. Wachs joined Delaware Management in 1992 and serves as an assistant vice president. Previously, she was an equity analyst at Goldman Sachs & Company for two years.

PACE INTERNATIONAL EQUITY INVESTMENTS. Martin Currie Inc. serves as investment adviser for this fund. Martin

--------------------------------------------------------------------------------
                               Prospectus Page 46

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

Currie, Inc. is located at Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EHI 2ES. Martin Currie, Inc. and its affiliates are part of one of Scotland's leading independent investment management companies which, since its founding in 1881, has developed an expertise in equity investments. As of September 30, 1999, Martin Currie, Inc. and its affiliates had over $9 billion in assets under management.

Martin Currie, Inc. uses a team approach in the management of the fund's portfolio. The team is led by James Fairweather, who has served as chief investment officer of Martin Currie, Inc. since 1997. Mr. Fairweather joined Martin Currie, Inc. in 1984 and has served in various investment management capacities since then. He has held his fund responsibilities since its inception in August 1995.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS. Schroder Investment Management North America Inc. serves as investment adviser for this fund. Schroder Investment is located at 787 Seventh Avenue, New York, New York 10019. Schroder Investment and its predecessors have developed an expertise in emerging markets investments. As of June 30, 1999, Schroder Capital Management International Inc. and Schroder Capital Management Inc. (the corporate predecessors to Schroder Investment), together with their UK affiliate, Schroder Capital Management International Limited, had approximately $36.5 billion in assets under management.

John A. Troiano, Heather Crighton and Mark Bridgeman, with the assistance of Schroder Investment's emerging markets investment committee, are primarily responsible for the fund's day-to-day portfolio management. Mr. Troiano has held his fund responsibilities since its inception in August 1995. Ms. Crighton and Mr. Bridgeman have held their fund responsibilities since December 1997. Mr. Troiano is chief executive officer and a director of Schroder Investment and has been employed by Schroder Investment, its predecessor or its affiliates since 1981 in the portfolio management area. Ms. Crighton is a senior vice president, and a director and Mr. Bridgeman is a first vice president of Schroder Investment. They have been employed by Schroder Investment, its predecessor or its affiliates since 1992 (for Ms. Crighton) and 1990 (for Mr. Bridgeman) in the investment research and portfolio management area.

--------------------------------------------------------------------------------
                               Prospectus Page 47

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

PACE MONEY MARKET INVESTMENTS normally declares dividends daily and pays them monthly. Shares of this fund earn dividends on the day they are sold but do not earn dividends on the day they are purchased.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS, PACE INTERMEDIATE FIXED INCOME INVESTMENTS, PACE STRATEGIC FIXED INCOME INVESTMENTS, PACE MUNICIPAL FIXED INCOME INVESTMENTS AND PACE GLOBAL FIXED INCOME INVESTMENTS normally declare and pay dividends monthly. These funds distribute substantially all of their gains, if any, annually.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS, PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS, PACE SMALL/ MEDIUM COMPANY VALUE EQUITY INVESTMENTS, PACE SMALL/ MEDIUM COMPANY GROWTH EQUITY INVESTMENTS, PACE INTERNATIONAL EQUITY INVESTMENTS AND PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS normally declare and pay dividends annually. These funds distribute substantially all of their gains, if any, annually.

You will receive dividends in additional shares of the same fund unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber if you prefer to receive dividends in cash.

TAXES

PACE MUNICIPAL FIXED INCOME INVESTMENTS seeks to pay dividends that are exempt from federal income tax. However, a portion of its dividends may be subject to state income taxes and its distributions of gain may be subject to both federal and state income taxes whether you receive them in additional fund shares or in cash. The fund also may pay dividends that are subject to the federal alternative minimum tax.

The dividends that you receive from the other funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold shares of these funds through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. However, you will not recognize any gain on the sale of your shares in PACE MONEY MARKET INVESTMENTS so long as it maintains a share price of $1.00.

Any distribution of capital gains may be taxed at a lower rate than ordinary income, depending on whether the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.

As noted above, shareholders will pay the PACE Program Fee. For individual shareholders, this fee will be treated as a "miscellaneous itemized deduction" for federal income tax purposes.

See the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

--------------------------------------------------------------------------------
                               Prospectus Page 48

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the periods shown. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends.

This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-986-0088.

                                                                                      PACE
                                                                            MONEY MARKET INVESTMENTS
                                                                ------------------------------------------------
                                                                     FOR THE YEARS ENDED
                                                                          JULY 31,               FOR THE PERIOD
                                                                -----------------------------         ENDED
                                                                 1999       1998       1997      JULY 31, 1996+
                                                                -------    -------    -------    ---------------
Net asset value, beginning of period........................    $  1.00    $  1.00    $  1.00        $  1.00
                                                                -------    -------    -------        -------
Net investment income.......................................       0.05       0.05       0.05           0.05
                                                                -------    -------    -------        -------
Dividends from net investment income........................      (0.05)     (0.05)     (0.05)         (0.05)
                                                                -------    -------    -------        -------
Net asset value, end of period..............................    $  1.00    $  1.00    $  1.00        $  1.00
                                                                =======    =======    =======        =======
Total investment return (1).................................       4.85%      5.32%      5.13%          4.75%
                                                                =======    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $47,174    $25,493    $16,070        $10,221
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................       0.50%      0.50%      0.50%          0.50%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................       1.07%      1.20%      1.89%          2.40%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................       4.70%      5.20%      5.04%          4.93%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................       4.13%      4.50%      3.65%          3.03%*

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends at net asset value on the
                        payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include the PACE
                        Program Fee; results would be lower if this fee was
                        included. Total investment return for period of less than
                        one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 49

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                       PACE
                                                                  GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
                                                                ---------------------------------------------------
                                                                      FOR THE YEARS ENDED
                                                                            JULY 31,                FOR THE PERIOD
                                                                --------------------------------         ENDED
                                                                  1999        1998        1997      JULY 31, 1996+
                                                                --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  12.59    $  12.61    $  12.07        $ 12.00
                                                                --------    --------    --------        -------
Net investment income.......................................        0.68        0.72        0.64           0.49
Net realized and unrealized gains (losses) from investments
and futures.................................................       (0.43)       0.18        0.58           0.03
                                                                --------    --------    --------        -------
Net increase from investment operations.....................        0.25        0.90        1.22           0.52
                                                                --------    --------    --------        -------
Dividends from net investment income........................       (0.71)      (0.72)      (0.63)         (0.44)
Distributions from net realized gains from investments......       (0.03)      (0.20)      (0.05)         (0.01)
                                                                --------    --------    --------        -------
Total dividends and distributions...........................       (0.74)      (0.92)      (0.68)         (0.45)
                                                                --------    --------    --------        -------
Net asset value, end of period..............................    $  12.10    $  12.59    $  12.61        $ 12.07
                                                                ========    ========    ========        =======
Total investment return (1).................................        2.02%       7.39%      10.42%          4.35%
                                                                ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $191,719    $162,119    $101,606        $58,752
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................        0.87%++     0.85%       1.57%++        0.85%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................        0.93%++     0.95%       1.70%++        1.15%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................        5.49%++     5.90%       5.44%++        5.09%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................        5.43%++     5.80%       5.31%++        4.79%*
Portfolio turnover..........................................         418%        353%        712%           978%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
++                      Includes 0.01% and 0.72% of interest expense related to the reverse repurchase agreements during the years ended
                        July 31, 1999 and July 31, 1997, respectively.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 50

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                      PACE
                                                                      INTERMEDIATE FIXED INCOME INVESTMENTS
                                                                -------------------------------------------------
                                                                     FOR THE YEARS ENDED
                                                                           JULY 31,               FOR THE PERIOD
                                                                ------------------------------         ENDED
                                                                  1999       1998       1997      JULY 31, 1996+
                                                                --------    -------    -------    ---------------
Net asset value, beginning of period........................    $  12.35    $ 12.23    $ 11.95        $ 12.00
                                                                --------    -------    -------        -------
Net investment income.......................................        0.63       0.67       0.66           0.53
Net realized and unrealized gains (losses) from investments
and foreign currency........................................       (0.28)      0.09       0.28          (0.09)
                                                                --------    -------    -------        -------
Net increase from investment operations.....................        0.35       0.76       0.94           0.44
                                                                --------    -------    -------        -------
Dividends from net investment income........................       (0.64)     (0.64)     (0.66)         (0.48)
Distributions from net realized gains from investments......       (0.08)        --         --          (0.01)
                                                                --------    -------    -------        -------
Total dividends and distributions...........................       (0.72)     (0.64)     (0.66)         (0.49)
                                                                --------    -------    -------        -------
Net asset value, end of period..............................    $  11.98    $ 12.35    $ 12.23        $ 11.95
                                                                ========    =======    =======        =======
Total investment return (1).................................        2.81%      6.41%      8.14%          3.59%
                                                                ========    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $139,043    $99,690    $66,751        $41,273
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................        0.80%      0.84%      0.85%          0.85%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................        0.80%      0.84%      0.99%          1.23%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................        5.26%      5.60%      5.70%          5.56%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................        5.26%      5.60%      5.56%          5.18%*
Portfolio turnover..........................................          89%       111%        67%            36%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 51

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                       PACE
                                                                        STRATEGIC FIXED INCOME INVESTMENTS
                                                                --------------------------------------------------
                                                                      FOR THE YEARS ENDED
                                                                           JULY 31,                FOR THE PERIOD
                                                                -------------------------------         ENDED
                                                                  1999        1998       1997      JULY 31, 1996+
                                                                --------    --------    -------    ---------------
Net asset value, beginning of period........................    $  13.32    $  13.04    $ 12.44        $ 12.00
                                                                --------    --------    -------        -------
Net investment income.......................................        0.69        0.69       0.67           0.59
Net realized and unrealized gains (losses) from investments,
  futures, options and foreign currency.....................       (0.64)       0.40       0.70           0.38
                                                                --------    --------    -------        -------
Net increase (decrease) from investment operations..........        0.05        1.09       1.37           0.97
                                                                --------    --------    -------        -------
Dividends from net investment income........................       (0.70)      (0.69)     (0.67)         (0.52)
Distributions from net realized gains from investments......       (0.34)      (0.12)     (0.10)         (0.01)
                                                                --------    --------    -------        -------
Total dividends and distributions...........................       (1.04)      (0.81)     (0.77)         (0.53)
                                                                --------    --------    -------        -------
Net asset value, end of period..............................    $  12.33    $  13.32    $ 13.04        $ 12.44
                                                                ========    ========    =======        =======
Total investment return (1).................................        0.21%       8.66%     11.35%          8.15%
                                                                ========    ========    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $222,214    $126,880    $75,174        $42,550
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................        0.88%++     0.85%      0.85%          0.85%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................        0.92%++     0.94%      1.10%          1.40%*
Net investment income to average net assets, net of fee
  waivers and expense reimbursements........................        5.51%++     5.49%      5.69%          5.85%*
Net investment income to average net assets, before fee
  waivers and expense reimbursements........................        5.47%++     5.40%      5.44%          5.30%*
Portfolio turnover..........................................         202%        234%       357%           166%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
++                      Includes 0.03% of interest expense related to the reverse
                        repurchase agreements for the year ended July 31, 1999.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 52

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                      PACE
                                                                       MUNICIPAL FIXED INCOME INVESTMENTS
                                                                ------------------------------------------------
                                                                     FOR THE YEARS ENDED
                                                                          JULY 31,               FOR THE PERIOD
                                                                -----------------------------         ENDED
                                                                 1999       1998       1997      JULY 31, 1996+
                                                                -------    -------    -------    ---------------
Net asset value, beginning of period........................    $ 12.70    $ 12.67    $ 12.32        $ 12.00
                                                                -------    -------    -------        -------
Net investment income.......................................       0.56       0.58       0.61           0.49
Net realized and unrealized gains (losses) from
  investments...............................................      (0.26)      0.02       0.38           0.27
                                                                -------    -------    -------        -------
Net increase from investment operations.....................       0.30       0.60       0.99           0.76
                                                                -------    -------    -------        -------
Dividends from net investment income........................      (0.56)     (0.57)     (0.61)         (0.43)
Distributions from net realized gains from investments......         --         --      (0.03)         (0.01)
                                                                -------    -------    -------        -------
Total dividends and distributions...........................      (0.56)     (0.57)     (0.64)         (0.44)
                                                                -------    -------    -------        -------
Net asset value, end of period..............................    $ 12.44    $ 12.70    $ 12.67        $ 12.32
                                                                =======    =======    =======        =======
Total investment return (1).................................       2.34%      4.87%      8.30%          6.38%
                                                                =======    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $56,659    $51,638    $34,292        $17,765
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................       0.85%      0.85%      0.85%          0.85%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................       0.89%      0.93%      1.40%          1.74%*
Net investment income to average net assets, net of
  fee waivers and expense reimbursements....................       4.42%      4.67%      5.08%          4.95%*
Net investment income to average net assets, before
  fee waivers and expense reimbursements....................       4.38%      4.59%      4.53%          4.07%*
Portfolio turnover..........................................         11%        34%        15%            78%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 53

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                      PACE
                                                                         GLOBAL FIXED INCOME INVESTMENTS
                                                                -------------------------------------------------
                                                                     FOR THE YEARS ENDED
                                                                           JULY 31,               FOR THE PERIOD
                                                                ------------------------------         ENDED
                                                                  1999       1998       1997      JULY 31, 1996+
                                                                --------    -------    -------    ---------------
Net asset value, beginning of period........................    $  12.25    $ 12.17    $ 12.33        $ 12.00
                                                                --------    -------    -------        -------
Net investment income.......................................        0.65       0.62       0.64           0.53
Net realized and unrealized gains (losses) from investments
and foreign currency........................................        0.20      (0.03)     (0.21)          0.27
                                                                --------    -------    -------        -------
Net increase from investment operations.....................        0.85       0.59       0.43           0.80
                                                                --------    -------    -------        -------
Dividends from net investment income and foreign currency...       (0.81)     (0.40)     (0.51)         (0.46)
Distributions from net realized gains from investments......       (0.47)     (0.11)     (0.08)         (0.01)
                                                                --------    -------    -------        -------
Total dividends and distributions...........................       (1.28)     (0.51)     (0.59)         (0.47)
                                                                --------    -------    -------        -------
Net asset value, end of period..............................    $  11.82    $ 12.25    $ 12.17        $ 12.33
                                                                ========    =======    =======        =======
Total investment return (1).................................        6.49%      4.88%      3.54%          6.68%
                                                                ========    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $101,143    $88,838    $60,279        $38,296
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................        0.95%      0.95%      0.95%          0.95%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................        1.17%      1.23%      1.29%          1.61%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................        4.57%      5.10%      5.36%          5.24%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................        4.35%      4.82%      5.02%          4.58%*
Portfolio turnover..........................................         226%       125%       270%           197%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 54

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                       PACE
                                                                      LARGE COMPANY VALUE EQUITY INVESTMENTS
                                                                ---------------------------------------------------
                                                                      FOR THE YEARS ENDED
                                                                            JULY 31,                FOR THE PERIOD
                                                                --------------------------------         ENDED
                                                                  1999        1998        1997      JULY 31, 1996+
                                                                --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  20.27    $  20.03    $  14.07        $ 12.00
                                                                --------    --------    --------        -------
Net investment income.......................................        0.13        0.14        0.11           0.12
Net realized and unrealized gains from investments and
futures.....................................................        2.34        1.63        6.61           2.02
                                                                --------    --------    --------        -------
Net increase from investment operations.....................        2.47        1.77        6.72           2.14
                                                                --------    --------    --------        -------
Dividends from net investment income........................       (0.14)      (0.14)      (0.11)         (0.05)
Distributions from net realized gains from investments......       (1.46)      (1.39)      (0.65)         (0.02)
                                                                --------    --------    --------        -------
Total dividends and distributions...........................       (1.60)      (1.53)      (0.76)         (0.07)
                                                                --------    --------    --------        -------
Net asset value, end of period..............................    $  21.14    $  20.27    $  20.03        $ 14.07
                                                                ========    ========    ========        =======
Total investment return (1).................................       12.82%       9.89%      49.13%         17.90%
                                                                ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $375,465    $266,354    $180,807        $80,897
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................        0.96%       0.98%       1.00%          1.00%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................        0.96%       0.98%       1.06%          1.40%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................        0.71%       0.82%       0.81%          1.22%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................        0.71%       0.82%       0.75%          0.82%*
Portfolio turnover..........................................          40%         34%         46%            38%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 55

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                       PACE
                                                                      LARGE COMPANY GROWTH EQUITY INVESTMENTS
                                                                ---------------------------------------------------
                                                                      FOR THE YEARS ENDED
                                                                            JULY 31,                FOR THE PERIOD
                                                                --------------------------------         ENDED
                                                                  1999       1998#        1997      JULY 31, 1996+
                                                                --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  22.99    $  19.28    $  13.27        $ 12.00
                                                                --------    --------    --------        -------
Net investment income (loss)................................       (0.05)      (0.03)       0.03           0.03
Net realized and unrealized gains from investments..........        4.44        4.79        6.01           1.26
                                                                --------    --------    --------        -------
Net increase from investment operations.....................        4.39        4.76        6.04           1.29
                                                                --------    --------    --------        -------
Dividends from net investment income........................          --       (0.01)      (0.03)         (0.02)
Distributions from net realized gains from investments......       (1.50)      (1.04)         --             --
                                                                --------    --------    --------        -------
Total dividends and distributions...........................       (1.50)      (1.05)      (0.03)         (0.02)
                                                                --------    --------    --------        -------
Net asset value, end of period..............................    $  25.88    $  22.99    $  19.28        $ 13.27
                                                                ========    ========    ========        =======
Total investment return (1).................................       19.66%      26.40%      45.61%         10.76%
                                                                ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $379,988    $275,461    $160,334        $69,248
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................        0.97%       1.00%       1.00%          1.00%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................        0.97%       1.02%       1.05%          1.33%*
Net investment income (loss) to average net assets, net of
fee waivers and expense reimbursements......................       (0.24)%     (0.14)%      0.22%          0.33%*
Net investment income (loss) to average net assets, before
fee waivers and expense reimbursements......................       (0.24)%     (0.16)%      0.17%         (0.01)%*
Portfolio turnover..........................................          43%        102%         73%            65%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
#                       Sub-Investment advisory functions for this portfolio were
                        transferred from Chancellor LGT Asset Management, Inc. to
                        Alliance Capital Management L.P. on November 10, 1997.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 56

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                       PACE
                                                                   SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
                                                                ---------------------------------------------------
                                                                      FOR THE YEARS ENDED
                                                                            JULY 31,                FOR THE PERIOD
                                                                --------------------------------         ENDED
                                                                  1999        1998        1997      JULY 31, 1996+
                                                                --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  17.39    $  17.52    $  12.29        $ 12.00
                                                                --------    --------    --------        -------
Net investment income.......................................        0.06        0.10        0.12           0.10
Net realized and unrealized gains (losses) from
investments.................................................       (0.06)       1.14        5.55           0.23
                                                                --------    --------    --------        -------
Net increase from investment operations.....................        0.00        1.24        5.67           0.33
                                                                --------    --------    --------        -------
Dividends from net investment income........................       (0.09)      (0.13)      (0.10)         (0.04)
Distributions from net realized gains from investments......       (1.55)      (1.24)      (0.34)            --
                                                                --------    --------    --------        -------
Total dividends and distributions...........................       (1.64)      (1.37)      (0.44)         (0.04)
                                                                --------    --------    --------        -------
Net asset value, end of period..............................    $  15.75    $  17.39    $  17.52        $ 12.29
                                                                ========    ========    ========        =======
Total investment return (1).................................        1.16%       6.97%      46.99%          2.76%
                                                                ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $206,131    $183,558    $135,047        $63,894
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................        1.00%       0.99%       1.00%          1.00%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................        1.01%       1.00%       1.12%          1.51%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................        0.42%       0.61%       1.00%          1.07%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................        0.41%       0.60%       0.88%          0.56%*
Portfolio turnover..........................................          57%         42%         39%            30%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 57

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                       PACE
                                                                        SMALL/MEDIUM COMPANY GROWTH EQUITY
                                                                                    INVESTMENTS
                                                                ---------------------------------------------------
                                                                      FOR THE YEARS ENDED
                                                                            JULY 31,                FOR THE PERIOD
                                                                --------------------------------         ENDED
                                                                  1999        1998       1997#      JULY 31, 1996+
                                                                --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  15.80    $  14.44    $  11.20        $ 12.00
                                                                --------    --------    --------        -------
Net investment income (loss)................................       (0.08)      (0.03)      (0.02)          0.00**
Net realized and unrealized gains (losses) from
investments.................................................        5.28        2.03        3.26          (0.78)
                                                                --------    --------    --------        -------
Net increase (decrease) from investment operations..........        5.20        2.00        3.24          (0.78)
                                                                --------    --------    --------        -------
Dividends from net investment income........................          --          --          --          (0.02)
Distributions from net realized gains from investments......       (0.38)      (0.64)         --             --
                                                                --------    --------    --------        -------
Total dividends and distributions...........................       (0.38)      (0.64)       0.00          (0.02)
                                                                --------    --------    --------        -------
Net asset value, end of period..............................    $  20.62    $  15.80    $  14.44        $ 11.20
                                                                ========    ========    ========        =======
Total investment return (1).................................       33.62%      14.44%      28.93%         (6.55)%
                                                                ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $265,405    $198,855    $125,609        $63,364
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................        1.00%       1.00%       1.00%          1.00%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................        1.01%       1.03%       1.08%          1.27%*
Net investment loss to average net assets, net of fee
waivers and expense reimbursements..........................       (0.48)%     (0.20)%     (0.21)%        (0.14)%*
Net investment loss to average net assets, before fee
waivers and expense reimbursements..........................       (0.49)%     (0.23)%     (0.29)%        (0.41)%*
Portfolio turnover..........................................         102%        131%        247%           115%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
**                      Amount is less than $0.005 per share.
#                       Sub-Investment advisory functions for this portfolio were
                        transferred from Westfield Capital Management Company, Inc.
                        to Delaware Management Company, Inc. on December 17, 1996.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 58

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                       PACE
                                                                         INTERNATIONAL EQUITY INVESTMENTS
                                                                ---------------------------------------------------
                                                                      FOR THE YEARS ENDED
                                                                            JULY 31,                FOR THE PERIOD
                                                                --------------------------------         ENDED
                                                                  1999        1998        1997      JULY 31, 1996+
                                                                --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  16.54    $  15.66    $  12.79        $ 12.00
                                                                --------    --------    --------        -------
Net investment income.......................................        0.07        0.16        0.10           0.12
Net realized and unrealized gains from investments and
foreign currency............................................        1.10        1.20        2.97           0.73
                                                                --------    --------    --------        -------
Net increase from investment operations.....................        1.17        1.36        3.07           0.85
                                                                --------    --------    --------        -------
Dividends from net investment income........................       (0.19)      (0.16)      (0.13)         (0.06)
Distributions from net realized gains from investments......       (0.34)      (0.32)      (0.07)            --
                                                                --------    --------    --------        -------
Total dividends and distributions...........................       (0.53)      (0.48)      (0.20)         (0.06)
                                                                --------    --------    --------        -------
Net asset value, end of period..............................    $  17.18    $  16.54    $  15.66        $ 12.79
                                                                ========    ========    ========        =======
Total investment return (1).................................        7.33%       9.27%      24.30%          7.08%
                                                                ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $214,017    $164,477    $102,979        $45,331
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................        1.22%       1.21%       1.35%          1.50%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................        1.22%       1.21%       1.35%          1.81%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................        0.53%       1.14%       0.95%          1.35%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................        0.53%       1.14%       0.95%          1.04%*
Portfolio turnover..........................................          89%         56%         55%            25%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 59

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                      PACE
                                                                     INTERNATIONAL EMERGING MARKETS EQUITY
                                                                                  INVESTMENTS
                                                                ------------------------------------------------
                                                                     FOR THE YEARS ENDED
                                                                          JULY 31,               FOR THE PERIOD
                                                                -----------------------------         ENDED
                                                                 1999       1998       1997      JULY 31, 1996+
                                                                -------    -------    -------    ---------------
Net asset value, beginning of period........................    $ 10.41    $ 15.60    $ 12.49        $ 12.00
                                                                -------    -------    -------        -------
Net investment income.......................................       0.09       0.09       0.06           0.07
Net realized and unrealized gains (losses) from investments
and foreign currency........................................       1.62      (5.23)      3.09           0.44
                                                                -------    -------    -------        -------
Net increase (decrease) from investment operations..........       1.71      (5.14)      3.15           0.51
                                                                -------    -------    -------        -------
Dividends from net investment income........................      (0.07)     (0.05)     (0.04)         (0.02)
                                                                -------    -------    -------        -------
Net asset value, end of period..............................    $ 12.05    $ 10.41    $ 15.60        $ 12.49
                                                                =======    =======    =======        =======
Total investment return (1).................................      16.66%    (32.99)%    25.31%          4.23%
                                                                =======    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $88,497    $63,237    $54,759        $25,481
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................       1.50%      1.50%      1.50%          1.50%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................       1.79%      1.79%      2.09%          2.35%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................       1.05%      0.98%      0.63%          0.94%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................       0.76%      0.69%      0.04%          0.08%*
Portfolio turnover..........................................         66%        51%        39%            22%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 60

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                                   APPENDIX A

          THIS DOCUMENT HAS BEEN PREPARED BY PAINEWEBBER INCORPORATED
        AS A COPY OF THE NOTICE THAT APPEARED IN THE FEDERAL REGISTER ON
               FRIDAY, MARCH 22, 1996 (VOL. 61, N0. 57 AT 11882).

PAINEWEBBER INCORPORATED (PAINEWEBBER) LOCATED IN NEW YORK, NY [Application No. D-09818]

                               PROPOSED EXEMPTION

    Based on the facts and representations set forth in the application, the Department is considering granting an exemption under the authority of section 408(a) of the Act and section 4975(c)(2) of the Code and in accordance with the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10,
1990).(1)

Section I. Covered Transactions

If the exemption is granted, the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1) (A) through (D) of the Code, shall not apply, effective August 18, 1995, to the purchase or redemption of shares by an employee benefit plan, an individual retirement account (the IRA) or a retirement plan for a self-employed individual (the Keogh Plan) (collectively referred to herein as the Plans) in the PaineWebber Managed Accounts Services Portfolio Trust (the Trust) established in connection with such Plans' participation in the PaineWebber PACE Program (the PACE Program).

    In addition, the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1) (E) and (F) of the Code, shall not apply, effective August 18, 1995, to (a) the provision, by PaineWebber Managed Accounts Services (PMAS), a division of PaineWebber, of asset allocation and related services to an independent fiduciary of a Plan (the Independent Fiduciary) or to a directing participant (the Directing Participant) in a Plan that is covered under the provisions of section 404(c) of the Act (the Section 404(c) Plan), which may result in the selection by the Independent Fiduciary or the Directing Participant of portfolios of the Trust (the Portfolios) in the PACE Program for the investment of Plan assets; and (b) the provision of investment management services by Mitchell Hutchins Asset Management, Inc. (Mitchell Hutchins) to the PACE Money Market Investments Portfolio of the Trust.

    This proposed exemption is subject to the conditions set forth below in
Section II.

Section II. General Conditions

(a) The participation of each Plan in the PACE Program is approved by an Independent Fiduciary or, if applicable, Directing Participant.

(b) As to each Plan, the total fees paid to PMAS and its affiliates constitute no more than reasonable compensation and do not include the receipt of fees pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the '40
   Act) by PMAS and its affiliates in connection with the transactions.
(c) No Plan pays a fee or commission by reason of the acquisition or redemption of shares in the Trust.

(d) The terms of each purchase or redemption of Trust shares remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

(e) PMAS provides written documentation to an Independent Fiduciary or a Directing Participant of its recommendations or evaluations based upon objective criteria.

(f) Any recommendation or evaluation made by PMAS to an Independent Fiduciary or Directing Participant is implemented only at the express direction of such fiduciary or participant.

(g) PMAS provides investment advice in writing to an Independent Fiduciary or Directing Participant with respect to all available Portfolios.

(h) With the exception of the PACE Money Market Investments Portfolio, any sub-adviser (the Sub-Adviser) appointed by Mitchell Hutchins to exercise investment discretion with respect to a Portfolio is independent of PaineWebber and its affiliates.

(i) The quarterly fee that is paid by a Plan to PMAS for asset allocation and related services rendered to such Plan under the PACE Program (i.e., the outside fee) is offset by such amount as is necessary to assure that Mitchell Hutchins retains 20 basis points as a management fee from any Portfolio (with the exception of the PACE Money Market Investments Portfolio from which Mitchell Hutchins retains an investment management fee of 15 basis points) containing investments attributable to the Plan investor. However, the quarterly fee of 20 basis points that is paid to Mitchell Hutchins for administrative services is retained by Mitchell Hutchins and is not offset against the outside fee.

--------------------------
  (1) For purposes of this proposed exemption, reference to provisions of Title I of the Act, unless otherwise specified, refer also to the corresponding provisions of the Code.

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                     PaineWebber PACE Select Advisors Trust

(j) With respect to its participation in the PACE Program prior to purchasing Trust shares,

    (1) Each Independent Fiduciary receives the following written or oral disclosures from PaineWebber:

        (A) A copy of the prospectus (the Prospectus) for the Trust discussing the investment objectives of the Portfolios comprising the Trust; the policies employed to achieve these objectives; the corporate affiliation existing between PaineWebber, PMAS, Mitchell Hutchins and their affiliates; the compensation paid to such entities; any additional information explaining the risks of investing in the Trust; and sufficient and understandable disclosures relating to rebalancing of investor accounts.

        (B) Upon written or oral request to PaineWebber, a Statement of Additional Information supplementing the Prospectus, which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

        (C) An investor questionnaire.

        (D) A written analysis of PMAS's asset allocation decision and recommendation of specific Portfolios.

        (E) A copy of the agreement between PMAS and such Plan relating to participation in the PACE Program.

        (F) Upon written request to Mitchell Hutchins, a copy of the respective investment advisory agreement between Mitchell Hutchins and the Sub-Advisers.

        (G) Copies of the proposed exemption and grant notice describing the exemptive relief provided herein.

    (2) In the case of a Section 404(c) Plan, the Independent Fiduciary will--

        (A) Make copies of the foregoing documents available to Directing Participants.

        (B) Allow Directing Participants to interact with PaineWebber Investment Executives and receive information relative to the services offered under the PACE Program, including the rebalancing feature, and the operation and objectives of the Portfolios.

    (3) If accepted as an investor in the PACE Program, an Independent Fiduciary of an IRA or Keogh Plan, is required to acknowledge, in writing to PMAS, prior to purchasing Trust shares that such fiduciary has received copies of the documents described in paragraph (j)(l) of this Section II.

    (4) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents is provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary, as the recordholder of Trust shares). Such Independent Fiduciary will be required to represent in writing to PMAS that such fiduciary is--

        (A) Independent of PaineWebber and its affiliates;

        (B) Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and;

        (C) Able to make an informed decision concerning participation in the PACE Program.

    (5) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to PMAS that such fiduciary is--

        (A) Independent of PMAS and its affiliates;

        (B) Capable of making an independent decision regarding the investment of Plan assets;

        (C) Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto; and

        (D) Able to make an informed decision concerning participation in the PACE Program.

(k) As applicable, subsequent to its participation in the PACE Program, each Independent Fiduciary receives the following written or oral disclosures with respect to its ongoing participation in the PACE Program:

    (1) Written confirmations of each purchase or redemption transaction by the Plan with respect to a Portfolio.

    (2) Telephone quotations from PaineWebber of such Plan's account balance.

    (3) A monthly statement of account from PaineWebber specifying the net asset value of the Plan's investment in such account.

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                     PaineWebber PACE Select Advisors Trust

       Such statement is also anticipated to include cash flow and transaction activity during the month, unrealized gains or losses on Portfolio shares held; and a summary of total earnings and capital returns on the Plan's PACE Portfolio for the month and year-to-date.

    (4) The Trust's semi-annual and annual report which will include financial statements for the Trust and investment management fees paid by each Portfolio.

    (5) A written quarterly monitoring report that includes a record of the Plan's PACE Program portfolio for the quarter and since inception, showing the rates of return relative to comparative market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period); an investment outlook summary containing market commentary; and the Plan's actual PACE Program portfolio with a breakdown, in both dollars and percentages, of the holdings in each portfolio. The quarterly monitoring report will also contain an analysis and an evaluation of a Plan investor's account to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

    (6) A statement, furnished at least quarterly or annually, specifying--

        (A) The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates;

        (B) The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms;

        (C) The average brokerage commissions per share by the Trust to brokers affiliated with PaineWebber, expressed as cents per share; and

        (D) The average brokerage commissions per share by the Trust to brokers unrelated to PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

    (7) Periodic meetings with a PaineWebber Investment Executive by Independent Fiduciaries to discuss the quarterly monitoring report or any other questions that may arise.

(l) In the case of a Section 404(c) Plan where the Independent Fiduciary has established an omnibus account in the name of the Plan (the Undisclosed Account) with PaineWebber, the information noted above in subparagraphs
   (k)(1) through (k)(7) of this Section II may be provided directly by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants, depending upon the arrangement negotiated by the Independent Fiduciary with PMAS.

(m) If previously authorized in writing by the Independent Fiduciary, the Plan investor's account is automatically rebalanced on a periodic basis to the asset allocation previously prescribed by the Plan or participant, as applicable, if the quarterly screening reveals that one or more Portfolio allocations deviates from the allocation prescribed by the investor by the agreed-upon formula threshold.

(n) The books and records of the Trust are audited annually by independent, certified public accountants and all investors receive copies of an audited financial report no later than 60 days after the close of each Trust fiscal year.

(o) PaineWebber maintains, for a period of six years, the records necessary to enable the persons described in paragraph (p) of this Section II to determine whether the conditions of this exemption have been met, except that--

    (1) A prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of PaineWebber and/or its affiliates, the records are lost or destroyed prior to the end of the six year period; and

    (2) No party in interest other than PaineWebber shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975(a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (p)(1) of this Section II below.

(p) (1) Except as provided in subparagraph (p)(2) of this paragraph and notwithstanding any provisions of subsections (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (o) of this
         Section II are unconditionally available at their customary location during normal business hours by:

        (A) Any duly authorized employee or representative of the Department, the Internal Revenue Service (the Service) or the Securities and Exchange Commission (the SEC);

        (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

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                     PaineWebber PACE Select Advisors Trust

        (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

        (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

(p) (2)  None of the persons described above in paragraphs
         (p)(l)(B)-(p)(l)(D) of this paragraph (P) are authorized to examine the trade secrets of PaineWebber or Mitchell Hutchins or commercial or financial information which is privileged or confidential.

Section III. Definitions

For purposes of this proposed exemption:

(a) The term "PaineWebber" means PaineWebber Incorporated and any affiliate of PaineWebber, as defined in paragraph (b) of this Section III.

(b) An "affiliate" of PaineWebber includes--

    (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with PaineWebber.

    (2) Any officer, director or partner in such person, and

    (3) Any corporation or partnership of which such person is an officer, director or a 5 percent partner or owner.

(c) The term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.

(d) The term "Independent Fiduciary" means a Plan fiduciary which is independent of PaineWebber and its affiliates and is either

    (1) A Plan administrator, trustee, investment manager or named fiduciary, as the recordholder of Trust shares of a Section 404(c) Plan;

    (2) A participant in a Keogh Plan;

    (3) An individual covered under a self-directed IRA which invests in Trust shares;

    (4) An employee, officer or director of PaineWebber and/or its affiliates covered by an IRA not subject to Title I of the Act;

    (5) A trustee, Plan administrator, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section
       404(c) of the Act; or

(e) The term "Directing Participant" means a participant in a Plan covered under the provisions of section 404(c) of the Act, who is permitted under the terms of the Plan to direct, and who elects to so direct, the investment of the assets of his or her account in such Plan.

(f) The term "Plan" means a pension plan described in 29 CFR 2510.3-2, a welfare benefit plan described in 29 CFR 2510.3-1, a plan described in section 4975(e)(1) of the Code, and in the case of a Section 404(c) Plan, the individual account of a Directing Participant.

    Effective Date: If granted, this proposed exemption will be effective as of August 18, 1995.

                      SUMMARY OF FACTS AND REPRESENTATIONS

1. The parties to the transactions are as follows:

    (a) PAINEWEBBER GROUP (PAINE WEBBER GROUP), located in New York, New York, is the parent of PaineWebber. Paine Webber Group is one of the leading full-line securities firms servicing institutions, governments and individual investors in the United States and throughout the world. Paine Webber Group conducts its businesses in part through PMAS, a division of PaineWebber and Mitchell Hutchins, a wholly owned subsidiary of PaineWebber. Paine Webber Group is a member of all principal securities and commodities exchanges in the United States and the National Association of Securities Dealers, Inc. In addition, it holds memberships or associate memberships on several principal foreign securities and commodities exchanges. Although Paine Webber Group is not an operating company and, as such, maintains no assets under management, as of September 30, 1994, Paine Webber Group and its subsidiaries rendered investment advisory services with respect to $36.1 billion in assets.

    (b) PAINEWEBBER, whose principal executive offices are located in New York, New York, provides investment advisory services to individuals, banks, thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, charitable organizations, corporations and other business and government entities. PaineWebber is also responsible for securities underwriting, investment and merchant banking services and securities and commodities trading as principal and agent. PaineWebber serves as the dealer of Trust shares described herein.

    (c) PMAS, located in Weehawken, New Jersey is responsible for individual investor account management and investor consulting services. PMAS provides such services to the investors involved in various PaineWebber investment programs by providing asset allocation recommendations and related services with

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                     PaineWebber PACE Select Advisors Trust

       respect to their investments. PMAS provides investment consulting and advisory services to more than 40,000 accounts, with account sizes ranging from institutional accounts in excess of $650 million in assets to individual accounts with $100,000 minimum investments. PMAS provides investors in the Trust with asset allocation recommendations and related services with respect to investments in the Trust Portfolios.

    (d) MITCHELL HUTCHINS, which is located in New York, New York, is a registered investment adviser under the Investment Adviser's Act of 1940 (the Advisers Act) and a wholly owned subsidiary of PaineWebber. Mitchell Hutchins provides investment advisory and asset management services to investors and develops and distributes investment products, including mutual funds and limited partnerships. Mitchell Hutchins also provides financial services to over $24.8 billion in client assets representing twenty-eight investment companies with fifty-five separate portfolios. Mitchell Hutchins is providing investment management and administrative services with respect to the Trust and investment advisory services with respect to one of the Trust's Portfolios.

    (e) STATE STREET BANK AND TRUST COMPANY (STATE STREET), located in North Quincy, Massachusetts, serves as the custodian of assets for the Trust. State Street is not affiliated with PaineWebber and its affiliates. It provides a full array of integrated banking products, focusing on servicing financial assets (i.e., asset custody, cash management, securities lending, multi-currency accounting and foreign exchange), managing assets and commercial lending. As of September 30, 1994, State Street rendered custodian services with respect to approximately $1.6 trillion in assets and provided investment management services to approximately $155 billion in assets.

    (f) PFPC, INC. (PFPC), a subsidiary of PNC Bank, National Association, and whose principal address is in Wilmington, Delaware, serves as the Trust's transfer and dividend disbursing agent. PFPC is not affiliated with PaineWebber and its affiliates. PFPC provides a complete range of mutual fund administration and accounting services to a diverse product base of domestic and international investment portfolios. PFPC is also one of the nation's leading providers of transfer and shareholder servicing services to mutual funds and asset management accounts. As of September 30, 1994, PFPC rendered accounting and administration services to over 400 mutual funds and provided transfer agency, dividend disbursing and/or shareholder servicing services with respect to more than 3.1 million shareholder accounts.

2. The Trust is a no load, open-end, diversified management investment company registered under the '40 Act. The Trust was organized as a Delaware business trust on September 9, 1994 and it has an indefinite duration. As of November 6, 1995, the Trust had $184 million in net assets. The Trust presently consists of twelve different portfolios which will pay dividends to investors. The composition of the Portfolios will cover a spectrum of investments ranging from foreign and U.S. Government-related securities to equity and debt securities issued by foreign and domestic corporations. Although a Portfolio of the Trust is permitted to invest its assets in securities issued by PaineWebber and/or its affiliates, the percentage of that Portfolio's net assets invested in such securities will never exceed one percent. With the exception of the PACE Money Market Investments Portfolio, shares in each of the Portfolios are being initially offered to the public at a net asset value of $10 per share. Shares in the PACE Money Market Investments Portfolio are being initially offered to the public at a net asset value of $1.00 per share.

3. Mitchell Hutchins serves as the distributor of Trust shares and PaineWebber serves as the dealer with respect to shares of the Portfolios.(2) Such shares are being offered by PaineWebber at no load, to participants in the PACE Program. The PACE Program is an investment service pursuant to which PMAS provides participants in the PACE Program with asset allocation recommendations and related services with respect to the Portfolios based on an evaluation of an investor's investment objectives and risk tolerances. As stated above, State Street will serve as the custodian of each Portfolio's assets and PFPC serves as the Portfolio's transfer and dividend disbursing agent.

--------------------------
  (2) As distributor or principal underwriter for the Trust, Mitchell Hutchins will use its best efforts, consistent with its other businesses, to sell shares of the Portfolios. Pursuant to a separate dealer agreement with Mitchell Hutchins, PaineWebber will sell Trust shares to investors. However, neither Mitchell Hutchins nor PaineWebber will receive any compensation for their services as distributor or dealer of Trust shares. According to the applicants, Mitchell Hutchins and PaineWebber may be regarded as having an indirect economic incentive by virtue of the fact that Mitchell Hutchins and PaineWebber will be paid for the services they provide to the Trust in their respective capacities as investment manager and administrator of the Trust (Mitchell Hutchins) and as the provider of asset allocation and related services (PaineWebber, through PMAS).

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                               Prospectus Page 65
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                     PaineWebber PACE Select Advisors Trust

    To participate in the PACE Program, each investor must open a brokerage account with PaineWebber.(3) The minimum initial investment in the PACE Program is $10,000.

    Although PaineWebber anticipates that investors in the Trust will initially consist of institutions and individuals, it is proposed that prospective investors will include Plans for which PaineWebber may or may not currently maintain investment accounts. A majority of these Plans may be IRAs or Keogh Plans. In addition, it is proposed that Plans for which PaineWebber or an affiliate serves as a prototype sponsor and/or a nondiscretionary trustee or custodian be permitted to invest in the Trust.(4)

    The applicants represent that the initial purchase of shares in the Trust by a Plan participating in the PACE Program may give rise to a prohibited transaction where PaineWebber, or an affiliate thereof, is a party in interest with respect to the Plan. PaineWebber also acknowledges that a prohibited transaction could arise upon a subsequent purchase or redemption of shares in the Trust by a participating Plan inasmuch as the party in interest relationship between PaineWebber and the Plan may have been established at that point.

    Accordingly, the applicants have requested retroactive exemptive relief from the Department with respect to the purchase and redemption of shares in the Trust by a Plan participating in the PACE Program where PaineWebber does not
    (a) sponsor the Plan (other than as prototype sponsor) or (b) have discretionary authority over such Plan's assets.(5) No commissions or fees will be paid by a Plan with respect to the sale and redemption transactions or a Plan's exchange of shares in a Portfolio for shares of another Portfolio. If granted, the proposed exemption will be effective as of August 18, 1995.

4. Overall responsibility for the management and supervision of the Trust and the Portfolios rests with the Trust's Board of Trustees (the Trustees). The Trustees will approve all significant agreements involving the Trust and the persons and companies that provide services to the Trust and the Portfolios.

5. Mitchell Hutchins also serves as the investment manager to each Portfolio. Under its investment management and administration agreement with the Trust, Mitchell Hutchins will provide certain investment management and administrative services to the Trust and the Portfolios that, in part, involve calculating each Portfolio's net asset value(6) and, with the exception of the PACE Money Market Investments Portfolio (for which Mitchell Hutchins will exercise investment discretion), making recommendations to the Board of Trustees of the Trust regarding (a) the investment policies of each Portfolio and (b) the selection and retention of the Sub-Advisers who will exercise investment discretion with respect to the assets of each Portfolio.(7)

--------------------------
  (3) According to the Statement of Additional Information that accompanies the Prospectus for the PACE Program, shares in the Trust are not certificated for reasons of economy and convenience. However, PFPC maintains a record of each investor's ownership of shares. Although Trust shares are transferable and accord voting rights to their owners, they do not confer pre-emptive rights (i.e., the privilege of a shareholder to maintain a proportionate share of ownership of a company by purchasing a proportionate share of any new stock issues). PaineWebber represents that in the context of an open-end investment company that continuously issues and redeems shares, a pre-emptive right would make the normal operations of the Trust impossible.
    As for voting rights, PaineWebber states that they are accorded to recordholders of Trust shares. PaineWebber notes that a recordholder of Trust shares may determine to seek the submission of proxies by Plan participants and vote Trust shares accordingly. In the case of individual account plans such as
Section 404(c) Plans, PaineWebber believes that most Plans will pass the vote through to Directing Participants on a pro-rata basis.

  (4) The Department notes that the general standards of fiduciary conduct promulgated under the Act would apply to the participation in the PACE Program by an Independent Fiduciary. Section 404 of the Act requires that a fiduciary discharge his duties respecting a plan solely in the interest of the plan's participants and beneficiaries and in a prudent fashion. Accordingly, an Independent Fiduciary must act prudently with respect to the decision to enter into the PACE Program with PMAS as well as with respect to the negotiation of services that will be performed thereunder and the compensation that will be paid to PaineWebber and its affiliates. The Department expects an Independent Fiduciary, prior to entering into the PACE Program, to understand fully all aspects of such arrangement following disclosure by PMAS of all relevant information.

  (5) PaineWebber represents that to the extent employee benefit plans that are maintained by PaineWebber purchase or redeem shares in the Trust, such transactions will meet the provisions of Prohibited Transaction Exemption (PTE) 77-3 (42 FR 18734, April 8, 1977). PaineWebber further represents that, although the exemptive relief proposed above would not permit PaineWebber or an affiliate (while serving as a Plan fiduciary with discretionary authority over the management of a Plan's assets) to invest those assets over which it exercises discretionary authority in Trust shares, a purchase or redemption of Trust shares under such circumstances would be permissible if made in compliance with the terms and conditions of PTE 77-4 (42 FR 18732, April 8, 1977). The Department expresses no opinion herein as to whether such transactions will comply with the terms and conditions of PTEs 77-3 and 77-4.

  (6) The net asset value of each Portfolio's shares, except for the PACE Money Market Investments Portfolio, fluctuates and is determined as of the close of regular trading on the New York Stock Exchange (the NYSE) (currently, 4:00 p.m. Eastern Time) each business day. The net asset value of shares in the PACE Money Market Investments Portfolio is determined as of 12:00 p.m. each business day. Each Portfolio's net asset value per share is determined by dividing the value of the securities held by the Portfolio plus any cash or other assets minus all liabilities by the total number of Portfolio shares outstanding.

  (7) Subject to the supervision and direction of the Trustees, Mitchell Hutchins will provide to the Trust investment management evaluation services principally by performing initial review on prospective Sub-Advisers for each Portfolio and thereafter monitoring each Sub-Adviser's performance. In evaluating prospective Sub-Advisers, Mitchell Hutchins will consider, among other factors, each Sub-Adviser's level of expertise, consistency of performance and investment discipline or philosophy. Mitchell Hutchins will have the responsibility for communicating performance expectations and evaluations to the Sub-Advisers and ultimately recommending to the Trustees whether a Sub-Adviser's contract should be continued.

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                     PaineWebber PACE Select Advisors Trust

    The Sub-Advisers will provide discretionary advisory services with respect to the investment of the assets of the respective Portfolios (other than the PACE Money Market Investments Portfolio) on the basis of their performance in their respective areas of expertise in asset management. With the exception of the PACE Money Market Investments Portfolio which will be advised by Mitchell Hutchins, PaineWebber represents that all of the Sub-Advisers, will be independent of, and will remain independent of PaineWebber and/or its affiliates. The Sub-Advisers will be registered investment advisers under the Advisers Act and maintain their principal executive offices in various regions of the United States.

    The administrative services for which Mitchell Hutchins will be responsible include the following: (a) supervising all aspects of the operations of the Trust and each Portfolio (e.g., oversight of transfer agency, custodial, legal and accounting services; (b) providing the Trust and each Portfolio with corporate, administrative and clerical personnel as well as maintaining books and records for the Trust and each Portfolio; (c) arranging for the periodic preparation, updating, filing and dissemination of the Trust's Registration Statement, proxy materials, tax returns and required reports to each Portfolio's shareholders and the SEC, as well as other federal or state regulatory authorities; (d) providing the Trust and each Portfolio with, and obtaining for it, office space, equipment and services; (e) providing the Trustees with economic and investment analyses and reports, and making available to the Trustees, upon request, any economic, statistical and investment services. These administrative services do not include any management services that might be performed by Mitchell Hutchins. As noted in Representations 17 and 18, Mitchell Hutchins is separately compensated for management services rendered to the Trust.

6. Through the PACE Program, PMAS is providing a Plan investor with non-binding, asset allocation recommendations with respect to such investor's investments in the Portfolios. In order to make these evaluations, PMAS will furnish copies of an investor questionnaire, designed to elicit information about the specific investment needs, objectives and expectations of the investor, to an Independent Fiduciary of a Title I Plan that does not permit individually-directed investments, to an Independent Fiduciary of an IRA or a Keogh Plan, or to a Directing Participant of a Section 404(c) Plan. Although the contents of the questionnaire may vary somewhat depending upon the type of Plan investing in the PACE Program, for a particular Plan, the same questionnaire will be given to each participant.

    In the case of a Section 404(c) Plan where an Independent Fiduciary has established an Undisclosed Account with PaineWebber in the name of the Plan, PMAS will provide investor questionnaires to each Directing Participant through PaineWebber Investment Executives (who are registered representatives of PaineWebber), via the Plan's benefits personnel or independent recordkeeper (the Recordkeeper), or by other means requested by the Independent Fiduciary. The applicants recognize that Section
    404(c) Plans typically employ a Recordkeeper to assist the Independent Fiduciary with maintaining Plan-related data which is used to generate benefit status reports, regulatory compliance reports and participant- and Plan-level investment performance reports. Therefore, the Undisclosed Account arrangement is intended to coordinate with the functions traditionally provided to Section 404(c) Plans by their Recordkeepers.(8)

7. Based upon data obtained from the investor questionnaire, PMAS will evaluate the investor's risk tolerances and investment objectives. PMAS will then recommend, in writing, an appropriate allocation of assets among suitable Portfolios that conforms to these tolerances and objectives.

    PaineWebber represents that PMAS will not have any discretionary authority or control with respect to the allocation of an investor's assets among the Portfolios. In the case of an IRA or Keogh Plan, PaineWebber represents that all of PMAS's recommendations and evaluations will be presented to the Independent Fiduciary and will be implemented only if accepted and acted upon by such fiduciary.

    In the case of a Section 404(c) Plan, PaineWebber represents that Directing Participants in such Plan will be presented with recommendations and evaluations that are

--------------------------
  (8) The applicants wish to emphasize that the PACE Program can currently be provided to participants in Section 404(c) Plans on either an Undisclosed Account or a disclosed account (the Disclosed Account) basis (i.e., where the Independent Fiduciary opens a separate PACE Program account with PaineWebber for each Directing Participant). In this regard, the applicants note that PaineWebber presently offers the PACE Program on a Disclosed Account arrangement to IRAs and Keogh Plans. However, for other Section 404(c) Plans such as those that are covered under the provisions of section 401(k) of the Code, PaineWebber prefers not to establish Disclosed Accounts for individual participants because of servicing and other administrative matters typically undertaken by such Plan's Recordkeepers. The applicants note that from the participant's perspective, there is no difference in the nature of the services provided under the PACE Program regardless of whether the participant's investment is held through a "Disclosed" or "Undisclosed" Account arrangement. The applicants state that these designations are primarily internal distinctions relating to whether the participant's name appears in the account set-up and reflects differences in the applicable sub-accounting functions.

    Notwithstanding the above, the Department wishes to point out that, regardless of the arrangement negotiated with PaineWebber, an Independent Fiduciary of a Section 404(c) Plan has the responsibility to disseminate all information it receives to each Directing Participant investing in the PACE Program.

--------------------------------------------------------------------------------
                               Prospectus Page 67

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

    tailored to the responses provided by that Directing Participant in his or her questionnaire. PMAS's recommendations will be disseminated to Directing Participants in accordance with procedures established for the Plan.

    After receipt of PMAS's initial recommendations, which may or may not be adopted, the Independent Fiduciary or Directing Participant, as applicable, will select the specific Portfolios. PMAS will continue to recommend to Independent Fiduciaries or Directing Participants asset allocations among the selected Portfolios.

8. Aside from the investor questionnaire, in order for a Plan to participate in the PACE Program, PaineWebber or PMAS will provide an Independent Fiduciary with a copy of the Trust Prospectus discussing (a) the investment objectives of the Portfolios comprising the Trust, (b) the policies employed to achieve these objectives, (c) the corporate affiliation existing between PaineWebber, PMAS, Mitchell Hutchins and their subsidiaries, and (d) the compensation paid to such entities by the Trust and information explaining the risks attendant to investing in the Trust. In addition, upon written or oral request to PaineWebber, the Independent Fiduciary will be given a Statement of Additional Information supplementing the Prospectus which describes, in further detail, the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. Further, each Independent Fiduciary will be given a copy of the investment advisory agreement between PMAS and such Plan relating to participation in the PACE Program, including copies of the notice of proposed exemption and grant notice for the exemptive relief provided herein. Upon oral or written request to the Trust, PaineWebber will also provide an Independent Fiduciary with a copy of the respective investment advisory agreements between Mitchell Hutchins and the Sub-Advisers.

    In the case of a Section 404(c) Plan, depending on the arrangement negotiated with the Independent Fiduciary, PaineWebber represents that the Independent Fiduciary will make available copies of the foregoing documents to Directing Participants.

    In addition, Independent Fiduciaries and, if applicable, Directing Participants, will receive introductory documentation regarding the PACE Program in marketing materials and in other communications. Further, depending upon the arrangement negotiated between PMAS and the Independent Fiduciary, a PaineWebber Investment Executive will meet with a Directing Participant, upon oral or written request, to discuss the services offered under the PACE Program, including the rebalancing feature described in Representation 12, as well as the operation and objectives of the Portfolios.(9)

9. If accepted as an investor in the PACE Program, an Independent Fiduciary will be required by PMAS to acknowledge, in writing, prior to purchasing Trust shares, that such fiduciary has received copies of the documents referred to in Representation 8. With respect to a Plan that is covered by Title I of the Act (e.g., a defined contribution plan), where investment decisions will be made by a trustee, investment manager or a named fiduciary, PMAS will require that such Independent Fiduciary acknowledge in writing receipt of such documents and represent to PaineWebber that such fiduciary is (a) independent of PaineWebber and its affiliates, (b) capable of making an independent decision regarding the investment of Plan assets, (c) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and (d) able to make an informed decision concerning participation in the PACE Program.

    With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents will be provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary, as the recordholder of Trust shares). Such Independent Fiduciary will be required to represent, in writing, to PMAS that such fiduciary is (a) independent of PaineWebber and its affiliates, (b) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and (c) able to make an informed decision concerning participation in the PACE Program.

10. After the selection of specific Portfolios by an Independent Fiduciary or a Directing Participant,(10) PMAS will continue to provide recommendations to such persons relating to asset allocations among the selected Portfolios. However, with respect to a Section 404(c) Plan in which at least three Portfolios may be selected by the Independent Fiduciary, PMAS's initial asset allocation recommendation to Directing Participants will be limited to fthe suggested Portfolios offered under the Plan. PMAS anticipates that it may also work with the Independent Fiduciary of a Section 404(c) Plan to assist the fiduciary in (a) identifying and

--------------------------
  (9) The Department is expressing no opinion as to whether the information provided under the PACE Program is sufficient to enable a Directing Participant to exercise independent control over assets in his or her account as contemplated by Section 404(c) of the Act.

  (10) In the case of a Section 404(c) Plan, PMAS will receive electronically from the Recordkeeper each participant's investment selections.

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                               Prospectus Page 68

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

   drafting investment objectives, (b) selecting suitable investment categories or actual Portfolios to be offered to Directing Participants or
   (c) recommending appropriate long-term investment allocations to a Directing Participant, if this individual receives such advice.

    An Independent Fiduciary or a Directing Participant will be permitted to change his or her investment allocation by specifying the new allocation in writing or by other means authorized by the Plan (e.g., by use of a kiosk). Although PaineWebber currently imposes no limitation on the frequency with which an Independent Fiduciary or a Directing Participant may change his or her prescribed asset allocation, PaineWebber reserves the right to impose reasonable limitations.

11. Depending on the arrangement negotiated with PMAS, PaineWebber will provide each Independent Fiduciary with the following information: (a) Written confirmations of each purchase and redemption of shares of a Portfolio;
   (b) daily telephone quotations of such Plan's account balance; (c) a monthly statement of account specifying the net asset value of a Plan's assets that are invested in such account; and (d) a quarterly, written investment performance monitoring report.

    The monthly account statement will include, among other information:
    (a) cash flow and transaction activity during the month, including purchase, sale and exchange activity and dividends paid or reinvested; (b) unrealized gains or losses on Portfolio shares held; and (c) a summary of total earnings and capital returns on the Plan's PACE Program Portfolio for the month and year-to-date. The quarterly investment performance report will include, among other information, the following: (a) a record of the performance of the Plan's PACE Program portfolio for the quarter and since inception showing rates of return relative to comparative market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period)(11);
    (b) an investment outlook summary containing market commentary; and (c) the Plan's actual PACE Program portfolio with a breakdown, in both dollars and percentages, of the holdings in each Portfolio. In addition, to the extent required by the arrangement negotiated with the Independent Fiduciary, the quarterly performance monitoring report will (a) contain an analysis and an evaluation of a Plan investor's account to assist the investor to ascertain whether the investment objectives are being met, and (b) recommend, from time to time, changes in Portfolio allocations. The quarterly performance monitoring report is described in the summary of the PACE Program contained in the Trust Prospectus.

    With respect to a Section 404(c) Plan, the quarterly investment performance report transmitted to the Independent Fiduciary will include the following aggregate information relative to the Undisclosed Account as well as market commentary: (a) a record of the performance of the Plan's assets and rates of return as compared to several appropriate market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period); and (b) the Plan's actual investment portfolio with a breakdown of investments made in each Portfolio. As to each Directing Participant, PMAS will provide information to be contained in the quarterly performance monitoring report to such participants.

    In addition, on both a quarterly and annual basis, commencing with the first quarterly report due after this notice of proposed exemption is issued, PaineWebber will provide, as applicable, an Independent Fiduciary or a Directing Participant with written disclosures of (a) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates; (b) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms; (c) the average brokerage commissions per share by the Trust to brokers affiliated with the PaineWebber, expressed as cents per share; and
    (d) the average brokerage commissions per share by the Trust to brokers unrelated to the PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

    Further, the Independent Fiduciary or Directing Participant, as applicable, will have access to a PaineWebber Investment Executive for the discussion of the quarterly performance monitoring reports, the rebalancing feature described below in Representation 12 or any questions that may arise.

12. Depending on the arrangement negotiated with PMAS, for any investor who so directs PMAS, the investor's Trust holdings will be automatically rebalanced on a periodic basis to maintain the investor's designated allocation among the Portfolios. PMAS will receive no additional compensation to provide this service. At both the Independent Fiduciary and Directing Participant levels, the rebalancing election will be made in writing or in any manner permitted by the Plan (e.g., in the case of a Section 404(c) Plan, electronic transmission

--------------------------
  (11) The comparative index is a blended index of the individual Portfolio indices that are weighted by the allocation percentages corresponding to those holdings that make up the investor's total investment in the PACE Program.

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                               Prospectus Page 69

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

   by the Recordkeeper to PMAS of the Directing Participant's election). The election will be accompanied by a disclosure that is designed to provide the Independent Fiduciary and the Directing Participant, as applicable, with an understanding of the rebalancing feature. Disclosure of the rebalancing feature is included in the Prospectus for the PACE Program which will be provided to each Independent Fiduciary and Directing Participant.

    It is currently anticipated that screening will be performed quarterly with respect to the PACE Program accounts for which the investor has elected the rebalancing service and that rebalancing will be performed for each such account where any Portfolio allocation deviates from the allocation prescribed by the investor by the agreed-upon uniform threshold.(12) The threshold for triggering rebalancing is a percentage (presently, 2 1/2 percent) that has been established by PaineWebber and is applied uniformly to all accounts subject to rebalancing. If PaineWebber were, in the future, to determine that this uniform threshold should be changed, PMAS would notify all investors (including Independent Fiduciaries and Directing Participants) who had elected the rebalancing feature. Then, in order to continue to provide this service, PMAS would need to obtain the consent of each such investor.

    The applicants note that rebalancing is a feature that an investor chooses to apply indefinitely until the investor notifies PaineWebber that it wishes to have this service discontinued. After rebalancing has been discontinued, an investor may reactivate the rebalancing service by notifying PaineWebber in writing.

13. PaineWebber notes that not all of the services described above will be provided to every Plan. The services that will be provided will depend on what is decided upon by the Independent Fiduciary. Assuming the Independent Fiduciary requests a reduction in the level of services, there will be no corresponding reduction in the fee that the fiduciary pays PMAS. This is due to the bundled nature of the services provided in the PACE Program. For example, if the Independent Fiduciary were to limit the number of Portfolios available as investment options for its Plan participants, this might be deemed a reduction in the services available under the PACE Program that would not result in any reduction in the applicable Program fee. Similarly, under the PACE Program, an Independent Fiduciary of a Section 404(c) Plan may decide for its own reasons not to make the automatic rebalancing service available to Directing Participants. Under such circumstances, PMAS will not reduce its fees to reflect the absence of the provision of rebalancing services to the Plan. Further, under the particular arrangement which it has negotiated with PMAS, the Independent Fiduciary may or may not request PaineWebber Investment Executives to make presentations or be available to meet with Directing Participants.

    Thus, an Independent Fiduciary may choose all, some or none of the PACE Program's optional services. If an Independent Fiduciary selects all of these services, the Plan will incur no greater an annual fee than had that Independent Fiduciary selected some or none of these services. The absence of a reduction in fees in the event not all services are requested is an issue that should be considered by the Independent Fiduciary.(13) Nonetheless, the Applicants represent that the reduction in the types of services provided will not cause the fees paid to PaineWebber by a Plan under the PACE Program to violate section 408(b)(2) of the Act.

14. Plans wishing to redeem their Trust shares may communicate their requests in writing or by telephone to PMAS. Redemption requests received in proper form prior to the close of trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value at the close of business of the next day, except on weekends or holidays when the NYSE is closed. A Portfolio will be required to transmit redemption proceeds for credit to an investor's account with PaineWebber within 5 business days after receipt of the redemption

--------------------------
  (12) Currently, with regard to investors who have elected the rebalancing feature, rebalancing is effected by an automated, mechanical system that, as to each account: (a) Calculates the current allocation for each Portfolio based on the quarter-end net asset value; (b) compares the current allocation for each Portfolio with the allocation prescribed by the investor; (c) identifies for rebalancing all accounts with one or more Portfolios whose current allocation deviates by the agreed-upon threshold from the allocation prescribed by the investor; and (d) for each account which has been identified for rebalancing pursuant to (a)-(c), (1) calculates the dollar difference between the current allocation and the allocation prescribed by the investor, (2) reduces each Portfolio whose current allocation exceeds the allocation prescribed by the investor by an amount equal to the dollar difference between the two allocations, and (3) increases each Portfolio whose current allocation is less than the allocation prescribed by the investor by an amount equal to the dollar difference between the two allocations. This rebalancing is accomplished by automatically exchanging, in the order of the Portfolio's respective CUSIP numbers, a dollar-equivalent number of shares of each Portfolio to be reduced for the corresponding number of shares of a Portfolio to be increased until the current allocation is equal to the allocation prescribed by the investor. Valuation of the Portfolios is done as of the close of regular trading on the NYSE each business day.

  (13) In this regard, the Department emphasizes that it expects the Independent Fiduciary to consider prudently the relationship of the fees to be paid by the Plan to the level of services to be provided by PaineWebber. In response to the Department's concern over this matter, PaineWebber represents that it will amend the Trust Prospectus to include the following statement: "Investors who are fiduciaries or otherwise, in the process of making investment decisions with respect to Plans, should consider, in a prudent manner, the relationship of the fees to be paid by the Plan along with the level of services provided by PaineWebber."

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                               Prospectus Page 70

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

   request.(14) In the case of an IRA or Keogh Plan investor, PaineWebber will not hold redemption proceeds as free credit balances and will, in the absence of receiving investment instructions, place all such assets in a money market fund (other than the PACE Money Market Investments Portfolio) that may be affiliated with PaineWebber.(15) In the case of Plans that are covered by Title I of the Act, the redemption proceeds will be invested by PaineWebber in accordance with the investment directions of the Independent Fiduciary responsible for the management of the Plan's assets. With respect to a
   Section 404(c) Plan, the treatment of such investment will depend upon the arrangement for participant investment instructions selected by the Plan sponsor. In the event that the Independent Fiduciary does not give other investment directions, such assets will be swept into a no-load money market fund that may be affiliated with PaineWebber. No brokerage charge or commission is charged to the participant for this service.

    Due to the high costs of maintaining small PACE Program (Plan) accounts, the Trusts may redeem all Trust shares held in a PACE Program account in which the Trust shares have a current value of $7,500 or less after the investor has been given at least thirty days in which to purchase additional Trust shares to increase the value of the account to more than the $7,500 amount. Proceeds of an involuntary redemption will be deposited in the investor's brokerage account unless PaineWebber is otherwise instructed.(16)

15. Through the PACE Program, shares of a Portfolio may be exchanged by an investor for shares of another Portfolio at their respective net asset values and without the payment of an exchange fee. However, Portfolio shares are not exchangeable with shares of other PaineWebber group of funds or portfolio families.

    With respect to brokerage transactions that are entered into under the PACE Program for a Portfolio, such transactions may be executed through PaineWebber and other affiliated broker-dealers, if in the judgment of Mitchell Hutchins or the Sub-Adviser, as applicable, the use of such broker-dealer is likely to result in price and execution at least as favorable, and at a commission charge comparable to those of other qualified broker-dealers.

16. Each Portfolio will bear its own expenses, which generally include all costs that are not specifically borne by PaineWebber, Mitchell Hutchins or the Sub-Advisers. Included among a Portfolio's expenses will be costs incurred in connection with the Portfolio's organization, investment management and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining the Trust's legal existence and shareholder relations. No Portfolio, however, will impose sales charges on purchases, reinvested dividends, deferred sales charges, redemption fees; nor will any Portfolio incur distribution expenses. Investment management fees payable to Mitchell Hutchins and the Sub-Advisers will be disclosed in the Trust Prospectus.

17. As to each Plan, the total fees that are paid to PMAS and its affiliates will constitute no more than reasonable compensation.(17) In this regard, for its services under the PACE Program, PMAS charges an investor a quarterly fee for asset allocation and related services. This "outside fee", will not be more than 1.50 percent on an annual basis of the maximum annual value of the assets in the investor's PACE Program account. Such fee may be paid either from the assets in the account or by separate check. A smaller outside fee may be charged depending on such factors as the size of the PACE Program account (e.g., PACE Program accounts in excess of $100,000), the number of Plan participants or the number of PACE Program accounts. The outside fee is charged directly to an investor and is neither affected by the allocation of assets among the Portfolios nor by whether an investor follows or ignores PMAS's advice.(18) In the case of Plans, the outside fee may be paid by the Plan or the Plan sponsor or, in the case of IRAs only, the fee may be paid by the IRA owner directly.

--------------------------
  (14) PaineWebber will provide clearance (on a fully disclosed basis), settlement and other back office services to other broker-dealers.

  (15) The applicants are not requesting, nor is the Department proposing, exemptive relief with respect to the investment, by PaineWebber, of redemption proceeds in an affiliated money market fund and where the Plan investor has not given investment instructions. The applicants represent that to the extent PaineWebber is considered a fiduciary, such investments will comply with the terms and conditions of PTE 77-4. However, the Department expresses no opinion herein on whether such transactions are covered by this class exemption.

  (16) The thirty day limit does not restrict a Plan's ability to redeem its interest in the Trust. The thirty day notice period is provided to give a Plan an opportunity to increase the value of the assets in its Plan account with PaineWebber to an amount in excess of $7,500. If desired, the Plan may still follow the redemption guidelines described above.

  (17) The applicants represent that PMAS and its affiliates will not receive 12b-1 Fees in connection with the transactions.

  (18) PaineWebber represents that the outside fee will not be imposed on the accounts of the PaineWebber Group and its subsidiaries, including PaineWebber, PMAS, Mitchell Hutchins or their subsidiaries, accounts of their immediate families and IRAs and certain employee pension benefit plans for these persons. The applicants state that this fee will be waived to encourage employees to invest in PaineWebber, although PaineWebber reserves the right to impose such fees. However, with respect to IRAs or Plans maintained by PaineWebber or its affiliates for their employees, the applicants assert that such waiver would be required by PTE 77-3.

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                               Prospectus Page 71

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

    For Plan investors, the outside fee will be payable in full within five business days (or such other period as may be required under applicable law or regulation) after the trade date for the initial investment in the Portfolios and will be based on the value of assets in the PACE Program on the trade date of the initial investment. The initial fee payment will cover the period from the initial investment trade date through the last calendar day of the subsequent calendar quarter, and the fee will be pro-rated accordingly. Thereafter, the quarterly fee will cover the period from the first calendar day through the last calendar day of the current calendar quarter. The quarterly fee will be based on the value of assets in the PACE Program measured as of the last calendar day of the previous quarter, and will be payable on the fifth business day of the current quarter.

    If additional funds are invested in the Portfolios during any quarter, the applicable fee, pro-rated for the number of calendar days then remaining in the quarter and covering the amount of such additional funds, shall be charged and be payable five business days later. In the case of redemptions during a quarter, the fee shall be reduced accordingly, pro-rated for the number of calendar days then remaining in the quarter. If the net fee increase or decrease to an investor for additional purchases and/or redemptions during any one quarter is less than $20, the fee increase or decrease will be waived.

    In addition, for investment management and administrative services provided to the Trust, Mitchell Hutchins will be paid, from each Portfolio, a fee which is computed daily and paid monthly at an annual rate ranging from .35 percent to 1.10 percent, of which the management fee component ranges from .15 percent to .90 percent on an annual basis, of each Portfolio's average daily net assets depending upon the Portfolio's objective.(19) From these management fees, Mitchell Hutchins will compensate the applicable Sub-Adviser. This "inside fee," which is the difference between the individual Portfolio's total management fee and the fee paid by Mitchell Hutchins to the Sub-Adviser, will vary from the annual rate of .15 percent to .40 percent depending on the Portfolio. With the exception of the PACE Money Market Investments Portfolio from which Mitchell Hutchins is paid a management fee of 15 basis points, Mitchell Hutchins is retaining 20 basis points as a management fee from each remaining single Portfolio on investment assets attributable to the Plans. Pursuant to Transfer Agency and Service Agreements with the Trust, PFPC and State Street will be paid annual fees of $350,000 and $650,000, respectively, for transfer agent and custodial services.

18. The management fees that are paid at the Portfolio level to Mitchell Hutchins and the Sub-Advisers are set forth in the following table. For purposes of the table, Mitchell Hutchins and a Sub-Adviser are referred to as "MH" and "SA," respectively. As noted in the table, the sum of the management fees retained by Mitchell Hutchins and the Sub-Adviser with respect to a Portfolio will equal the total management fee paid by that Portfolio.

                                   MH                              MH
                               MANAGEMENT      SA RETAINED    RETAINED FEE
PORTFOLIO                     FEE (PERCENT)   FEE (PERCENT)    (PERCENT)
---------                     -------------   -------------   ------------
  PACE Money Market
   Investments..............       .15             .00             .15
  PACE Government Securities
   Fixed Income
   Investments..............       .50             .25             .25
  PACE Intermediate Fixed
   Income Investments.......       .40             .20             .20
  PACE Strategic Fixed
   Income Investments.......       .50             .25             .25
  PACE Municipal Fixed
   Income Investments.......       .40             .20             .20
  PACE Global Fixed Income
   Investments..............       .60             .35             .25
  PACE Large Company Value
   Equity Investments.......       .60             .30             .30
  PACE Large Company Growth
   Equity Investments.......       .60             .30             .30
  PACE Small/Medium Company
   Value Equity
   Investments..............       .60             .30             .30
  PACE Small/Medium Company
   Growth Equity
   Investments..............       .60             .30             .30
  PACE International Equity
   Investments..............       .70             .40             .30
  PACE International
   Emerging Markets
   Investments..............       .90             .50             .40

       PMAS is offsetting, quarterly, against the outside fee such amounts as is necessary to ensure that Mitchell Hutchins retains no more than 20 basis points as a management fee from any Portfolio on investment assets attributable to any Plan.(20)

--------------------------
  (19) The fees payable to Mitchell Hutchins under its investment management and administration agreement with the Trust are comprised of two components. One component is for administrative services provided to each Portfolio at the annual rate of .20 percent of each Portfolio's net assets. The second component is for investment management and related services provided to each Portfolio. The annualized fee range here is from .15 percent to .90 percent of the Portfolio's average daily net assets.

  (20) PaineWebber asserts that it chose 20 basis points as the maximum net fee retained for management services rendered to the Portfolios because this amount represents the lowest percentage management fee charged by PaineWebber among the Portfolios (excluding the PACE Money Market Investments Portfolio for which a fee of 15 basis points will be charged).

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                               Prospectus Page 72

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

    The administrative services fee payable to Mitchell Hutchins is not being offset against the outside fee. Instead, that fee is being retained by Mitchell Hutchins.

19. The following example demonstrates the operation of the fee offset mechanism, the calculation of the net inside fee, and the calculation of the total of a Plan investor's net outside fee and share of the investment management fees paid by the Portfolios in a given calendar quarter or year:

    Assume that as of September 30, 1995, the net asset value of Trust Portfolio shares held by a Plan investor was $1,000. Investment assets attributable to the Plan were distributed among five Trust Portfolios: (1) PACE Money Market Investments in which the Plan made a $50 investment and from which Mitchell Hutchins would retain an inside fee of .15 percent; (2) PACE Intermediate Fixed Income Investments in which the Plan made a $200 investment and from which Mitchell Hutchins would retain an inside fee of .20 percent; (3) PACE Large Company Value Equity Investments in which the Plan made a $250 investment and Mitchell Hutchins would retain an inside fee of .30 percent;
    (4) PACE Small/Medium Company Growth Equity Investments in which the Plan made a $250 investment and Mitchell Hutchins would be entitled to receive an inside fee of .30 percent; and (5) PACE International Equity Investments in which the Plan made a $250 investment and Mitchell Hutchins would be entitled to receive an inside fee of .30 percent.

    Assume that the Plan investor pays an outside fee of 1.50 percent so that the total outside fee for the calendar quarter October 1 through December 31, prior to the fee offset, would be as follows:

                                                  MAXIMUM       OUTSIDE
                                     AMOUNT       OUTSIDE      QUARTERLY
PORTFOLIO                           INVESTED   QUARTERLY FEE      FEE
---------                           --------   -------------   ---------
    PACE Money Market
     Investments..................   $  50      1.50% (.25)     $0.1875
    PACE Intermediate Fixed Income
     Investments..................     200      1.50% (.25)       .7500
    PACE Large Company Value
     Equity Investments...........     250      1.50% (.25)       .9375
    PACE Small/Medium Company
     Growth Equity Investments....     250      1.50% (.25)       .9375
    PACE International Equity
     Investments..................     250      1.50% (.25)       .9375
                                     -----      ----------      -------
    Total Outside Fee Per
     Quarter......................   1,000              --       3.7500

    Under the proposed fee offset, the outside fee charged to the Plan must be reduced by a Reduction Factor to ensure that Mitchell Hutchins retains an inside fee of no more than 20 basis points from each of the Portfolios on investment assets attributable to the Plan. The following table shows the Reduction Factor as applied to each of the Portfolios comprising the Trust:

                                      MH         MAXIMUM     REDUCTION
                                 RETAINED FEE     MH FEE      FACTOR
PORTFOLIO                         (PERCENT)     (PERCENT)    (PERCENT)
---------                        ------------   ----------   ---------
    PACE Money Market
     Investments...............      .15           .15          .00
    PACE Government Securities
     Fixed Income
     Investments...............      .25           .20          .05
    PACE Intermediate Fixed
     Income Investments........      .20           .20          .00
    PACE Strategic Fixed Income
     Investments...............      .25           .20          .05

    PACE Municipal Fixed Income
     Investments...............      .20           .20          .00
                                      MH         MAXIMUM     REDUCTION
                                 RETAINED FEE     MH FEE      FACTOR
PORTFOLIO                         (PERCENT)     (PERCENT)    (PERCENT)
---------                        ------------   ----------   ---------
    PACE Global Fixed Income
     Investments...............      .25           .20          .05
    PACE Large Company Value
     Equity Investments........      .30           .20          .10
    PACE Large Company Growth
     Equity Investments........      .30           .20          .10
    PACE Small/Medium Company
     Value Equity
     Investments...............      .30           .20          .10
    PACE Small/Medium Company
     Growth Equity
     Investments...............      .30           .20          .10
    PACE International Equity
     Investments...............      .30           .20          .10
    PACE International Emerging
     Markets Investments.......      .40           .20          .20

    Under the proposed fee offset, a Reduction Factor of .10 percent is applied against the quarterly outside fee with respect to the value of Plan assets that have been invested in PACE Large Company Value Equity Investments, PACE Small/Medium Company Growth Equity Investments and PACE International Equity Investments. As noted above, the PACE Money Market Investments Portfolio and the PACE Intermediate Fixed Income Investments Portfolio do not require the application of a Reduction Factor because the management fee retained by Mitchell Hutchins for managing these Portfolios does not exceed 20 basis points. Therefore, the quarterly offset for the plan investor is computed as follows:
        (.25)[($250).10% + ($250).10% + ($250).10%] = $0.1875 or $.19.
    In the foregoing example, if the Plan investor elects to receive an invoice directly, the Plan investor would be mailed a statement for its PACE Program account on or about October 15, 1995. This statement would show the outside fee to be charged for the calendar quarter October 1 through December 31, as adjusted by subtracting the quarterly offset from the quarterly outside fee as determined above. The net quarterly outside fee that would be paid to PMAS would be determined as follows:
        $3.75 - $.19 = $3.56.

    The Plan investor that elects to receive an invoice directly would be asked to pay the outside fee for that quarter within 30 days of the date on which the statement was mailed (e.g.,

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                               Prospectus Page 73

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

    November 15, 1995). If the outside fee were not paid by that date, PMAS would debit the account of the Plan investor (as with other investors) for the amount of the outside fee (pursuant to the authorization contained in the PACE Program Investment Advisory Agreement, and as described in the PACE Program Description appended to the Prospectus).(21) A Plan investor that elects to have the outside fee debited from its account would receive, in November, a statement as of October 31 reflecting the outside fee and the quarterly offset therefrom.

    Assuming the Plan investor's investment in and allocation among the Portfolios remains constant throughout the quarter, (a) the Plan investor's fees for the quarter for asset allocation and related services provided by PMAS (net outside fee) and (b) the fees paid by the Portfolios for investment management services provided by Mitchell Hutchins (inside fee) would be as follows:

        $3.56 (net outside fee)+(.25) [($50+$200+$250+$250+$250).20%]
    (administrative services fee)+(.25)

        [($50).15% + ($200).20% + ($250 + $250 + $250).30%] (inside fee) =
    $4.74.

    Assuming the Plan investor's investment in and allocation among the Portfolios remains constant throughout the year, the total net outside fee and inside fee borne by the Plan investor for the year would be as follows:

        4 (($4.74) = $18.96 or 1.89% per $1,000 invested.

20. PaineWebber notes that a potential conflict may exist by reason of the variance in retained inside fees between the different Portfolios. For example, Mitchell Hutchins will retain a lower inside fee with respect to assets invested in the PACE Money Market Investments Portfolio than all other Portfolios. PaineWebber recognizes that this factor could result in the recommendation of a higher fee-generating Portfolio to an investing Plan. Nonetheless, PMAS will be subject to and intends to comply fully with the standards of fiduciary duty that require that it act solely in the best interest of the Plan when making investment recommendations.

21. The books of the Trust will be audited annually by independent, certified public accountants selected by the Trustees and approved by the investors. All investors will receive copies of an audited financial report no later than sixty days after the close of each Trust fiscal year. All Trust financial statements will be prepared in accordance with generally accepted accounting principles and relevant provisions of the federal securities laws. The books and financial records of the Trust will be open for inspection by any investor, including the Department, the Service and SEC, at all times during regular business hours.

22. In summary, it is represented that the transactions will satisfy the statutory criteria for an exemption under section 408(a) of the Act because:

    (a) The investment of a Plan's assets in the PACE Program will be made and approved by a Plan fiduciary or participant that is independent of PaineWebber and its affiliates such that the Independent Fiduciary or Directing Participant will maintain complete discretion with respect to participating in the PACE Program.

    (b) An Independent Fiduciary or Directing Participant will have full discretion to redeem his or her shares in the Trust.

    (c) No Plan will pay a fee or commission by reason of the acquisition or redemption of shares in the Trust and PMAS nor will its affiliates receive 12b-1 Fees in connection with the transactions.

    (d) Prior to making an investment in the PACE Program, each Independent Fiduciary or Directing Participant will receive offering materials and disclosures from PMAS which disclose all material facts concerning the purpose, fees, structure, operation, risks and participation in the PACE Program.

    (e) PMAS will provide written documentation to an Independent Fiduciary or Directing Participant of its recommendations or evaluations based upon objective criteria.

    (f) With the exception of Mitchell Hutchins which will manage the PACE Money Market Investments Portfolio, any Sub-Adviser appointed to exercise investment discretion over a Portfolio will always be independent of PaineWebber and its affiliates.

    (g) The quarterly investment advisory fee that is paid by a Plan to PMAS for investment advisory services rendered to such Plan will be offset by such amount as is necessary to assure that Mitchell Hutchins retains 20 basis points from any Portfolio (with the exception of the PACE Money Market Investments Portfolio) on investment assets attributable to the Plan investor. However, the quarterly fee paid to Mitchell Hutchins

--------------------------
  (21) PaineWebber explains that the foregoing example illustrates the fact that Plan investors will get the benefit of the fee offset contemporaneously upon the payment of the outside fee. Because the inside fee is paid monthly and the fee offset is computed quarterly, the applicants also explain that PMAS does not receive the benefit of a "float" as a result of such calculations because the fee offset will always be realized no later than the time that the outside fee is paid. Since the inside fee is paid at the end of each calendar month, the applicants further explain that Plan investors will realize the full benefit of the offset before the time that the inside fee is paid for the second and third months of the calendar quarter.

--------------------------------------------------------------------------------
                               Prospectus Page 74

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

       for administrative services will be retained by Mitchell Hutchins and will not be offset against the outside fee.

    (h) Each participating Plan will receive copies of the Trust's semi-annual and annual report which will include financial statements for the Trust that have been prepared by independent, certified public accountants and investment management fees paid by each Portfolio.

    (i) On a quarterly and annual basis, PaineWebber will provide written disclosures to an Independent Fiduciary or, if applicable, Directing Participant, with respect to (1) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates; (2) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms;
       (3) the average brokerage commissions per share by the Trust to brokers affiliated with the PaineWebber, expressed as cents per share; and
       (4) the average brokerage commissions per share by the Trust to brokers unrelated to the PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.
    For Further Information Contact: Ms. Jan D. Broady of the Department, telephone (202) 219-8881. (This is not a toll-free number.)

40000-40004 FEDERAL REGISTER VOL. 61, NO. 148           WEDNESDAY, JULY 31, 1996
[PROHIBITED TRANSACTION EXEMPTION 96-59; EXEMPTION
APPLICATION NO. D-09818, ET AL.]                                         NOTICES
GRANT OF INDIVIDUAL EXEMPTIONS; PAINEWEBBER INCORPORATED
AGENCY: Pension and Welfare Benefits Administration, Labor.
ACTION: GRANT OF INDIVIDUAL EXEMPTIONS.
--------------------------------------------------------------------------------

SUMMARY: This document contains exemptions issued by the Department of Labor (the Department) from certain of the prohibited transaction restrictions of the Employee Retirement Income Security Act of 1974 (the Act) and/or the Internal Revenue Code of 1986 (the Code).

    Notices were published in the FEDERAL REGISTER of the pendency before the Department of proposals to grant such exemptions. The notices set forth a summary of facts and representations contained in each application for exemption and referred interested persons to the respective applications for a complete statement of the facts and representations. The applications have been available for public inspection at the Department in Washington, D.C. The notices also invited interested persons to submit comments on the requested exemptions to the Department. In addition the notices stated that any interested person might submit a written request that a public hearing be held (where appropriate). The applicants have represented that they have complied with the requirements of the notification to interested persons. No public comments and no requests for a hearing, unless otherwise stated, were received by the Department.

    The notices of proposed exemption were issued and the exemptions are being granted solely by the Department because, effective December 31, 1978, section 102 of Reorganization Plan No. 4 of 1978 (43 FR 47713, October 17, 1978) transferred the authority of the Secretary of the Treasury to issue exemptions of the type proposed to the Secretary of Labor.

STATUTORY FINDINGS

In accordance with section 408(a) of the Act and/or section 4975(c)(2) of the Code and the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, 32847, August 10, 1990) and based upon the entire record, the Department makes the following findings:

(a) The exemptions are administratively feasible;

(b) They are in the interests of the plans and their participants and beneficiaries; and

(c) They are protective of the rights of the participants and beneficiaries of the plans.

    PAINEWEBBER INCORPORATED (PAINEWEBBER), LOCATED IN NEW YORK, NY [Prohibited Transaction Exemption 96-59; Exemption Application No. D-09818]

                                   EXEMPTION

Section I. Covered Transactions

The restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section
4975(c)(1)(A) through (D) of the Code, shall not apply, effective August 18, 1995, to the purchase or redemption of shares by an employee benefit plan, a plan described in section 403(b) of the Code (the Section 403(b) Plan), an individual retirement account (the IRA) or a retirement plan for a self-employed individual (the Keogh Plan) (collectively referred to herein as the Plans) in the PaineWebber Managed Accounts Services Portfolio Trust (the Trust) established in connection with such Plans' participation in the PaineWebber PACE Program (the PACE Program).

    In addition, the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, shall not apply, effective August 18, 1995, to (a) the provision, by PaineWebber Managed Accounts Services (PMAS), a division of PaineWebber, of asset

--------------------------------------------------------------------------------
                               Prospectus Page 75

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

allocation and related services to an independent fiduciary of a Plan (the Independent Fiduciary) or to a directing participant (the Directing Participant) in a Plan that is covered under and permits participant selection as contemplated by the provisions of section 404(c) of the Act (the Section
404(c) Plan), which may result in the selection by the Independent Fiduciary or the Directing Participant of portfolios of the Trust (the Portfolios) in the PACE Program for the investment of Plan assets; and (b) the provision of investment management services by Mitchell Hutchins Asset Management, Inc. (Mitchell Hutchins) to the PACE Money Market Investments Portfolio of the Trust.

    This exemption is subject to the conditions set forth below in Section II.

Section II. General Conditions

(a) The participation of each Plan in the PACE Program is approved by an Independent Fiduciary or, if applicable, Directing Participant.

(b) As to each Plan, the total fees paid to PMAS and its affiliates constitute no more than reasonable compensation and do not include the receipt of fees pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the '40 Act) by PMAS and its affiliates in connection with the transactions.

(c) No Plan pays a fee or commission by reason of the acquisition or redemption of shares in the Trust.

(d) The terms of each purchase or redemption of Trust shares remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

(e) PMAS provides written documentation to an Independent Fiduciary or a Directing Participant of its recommendations or evaluations based upon objective criteria.

(f) Any recommendation or evaluation made by PMAS to an Independent Fiduciary or Directing Participant is implemented only at the express direction of such fiduciary or participant.

(g) PMAS provides investment advice in writing to an Independent Fiduciary or Directing Participant with respect to all Portfolios made available under the Plan.

(h) With the exception of the PACE Money Market Investments Portfolio, any sub-adviser (the Sub-Adviser) appointed by Mitchell Hutchins to exercise investment discretion with respect to a Portfolio is independent of PaineWebber and its affiliates.

(i) The quarterly fee that is paid by a Plan to PMAS for asset allocation and related services rendered to such Plan under the PACE Program (i.e., the outside fee) is offset by such amount as is necessary to assure that Mitchell Hutchins retains 20 basis points as a management fee from any Portfolio (with the exception of the PACE Money Market Investments Portfolio from which Mitchell Hutchins retains an investment management fee of 15 basis points) containing investments attributable to the Plan investor. However, the quarterly fee of 20 basis points that is paid to Mitchell Hutchins for administrative services is retained by Mitchell Hutchins and is not offset against the outside fee.

(j) With respect to its participation in the PACE Program prior to purchasing Trust shares,

    (1) Each Independent Fiduciary receives the following written or oral disclosures from PaineWebber:

        (A) A copy of the prospectus (the Prospectus) for the Trust discussing the investment objectives of the Portfolios comprising the Trust; the policies employed to achieve these objectives; the corporate affiliation existing between PaineWebber, PMAS, Mitchell Hutchins and their affiliates; the compensation paid to such entities; any additional information explaining the risks of investing in the Trust; and sufficient and understandable disclosures relating to rebalancing of investor accounts.

        (B) Upon written or oral request to PaineWebber, a Statement of Additional Information supplementing the Prospectus, which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

        (C) An investor questionnaire.

        (D) A written analysis of PMAS's asset allocation recommendation of specific Portfolios.

        (E) A copy of the agreement between PMAS and such Plan relating to participation in the PACE Program.

        (F) Upon written request to Mitchell Hutchins, a copy of the respective investment advisory agreements between Mitchell Hutchins and the Sub-Advisers.

        (G) Copies of the proposed exemption and grant notice describing the exemptive relief provided herein.

    (2) In the case of a Section 404(c) Plan, the Independent Fiduciary will--

--------------------------------------------------------------------------------
                               Prospectus Page 76

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

        (A) Make copies of the foregoing documents available to Directing Participants.

        (B) Allow Directing Participants to interact with PaineWebber Investment Executives and receive information relative to the services offered under the PACE Program, including the rebalancing feature, and the operation and objectives of the Portfolios.

    (3) If accepted as an investor in the PACE Program, an Independent Fiduciary of a Section 403(b) Plan, an IRA or a Keogh Plan, is required to acknowledge, in writing to PMAS, prior to purchasing Trust shares that such fiduciary has received copies of the documents described in paragraph (j)(1) of this Section II.

    (4) With respect to a Section 404(c) Plan, written acknowledgment of the receipt of such documents is provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary). Such Independent Fiduciary will be required to represent in writing to PMAS that such fiduciary is--

        (A) Independent of PaineWebber and its affiliates;

        (B) Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and;

        (C) Able to make an informed decision concerning participation in the PACE Program.

    (5) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to PMAS that such fiduciary is

        (A) Independent of PMAS and its affiliates;

        (B) Capable of making an independent decision regarding the investment of Plan assets;

        (C) Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto; and

        (D) Able to make an informed decision concerning participation in the PACE Program.

(k) As applicable, subsequent to its participation in the PACE Program, each Independent Fiduciary receives the following written or oral disclosures with respect to its ongoing participation in the PACE Program:

    (1) Written confirmations of each purchase or redemption transaction by the Plan with respect to a Portfolio.

    (2) Telephone access to quotations from PaineWebber of such Plan's account balance.

    (3) A monthly statement of account from PaineWebber specifying the net asset value of the Plan's investment in such account. Such statement is also anticipated to include cash flow and transaction activity during the month, unrealized gains or losses on Portfolio shares held; and a summary of total earnings and capital returns on the Plan's PACE Portfolio for the month and year-to-date.

    (4) The Trust's semi-annual and annual report which will include financial statements for the Trust and investment management fees paid by each Portfolio.

    (5) A written quarterly monitoring report that includes (a) a record of the Plan's PACE Program portfolio for the quarter and since inception, showing the rates of return relative to comparative market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period);
       (b) an investment outlook summary containing market commentary; and
       (c) the Plan's actual PACE Program portfolio with a breakdown, in both dollars and percentages, of the holdings in each portfolio. The quarterly monitoring report will also contain an analysis and an evaluation of a Plan investor's account to assist the investor to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

    (6) A statement, furnished at least quarterly or annually, specifying--

        (A) The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates;

        (B) The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms;

        (C) The average brokerage commissions per share that are paid by the Trust to brokers affiliated with PaineWebber, expressed as cents per share; and

        (D) The average brokerage commissions per share that are paid by the Trust to

--------------------------------------------------------------------------------
                               Prospectus Page 77

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

           brokers unrelated to PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

    (7) Periodic meetings with a PaineWebber Investment Executive (or the appropriate PaineWebber representative) by Independent Fiduciaries to discuss the quarterly monitoring report or any other questions that may arise.

(1) In the case of a Section 404(c) Plan where the Independent Fiduciary has established an omnibus account in the name of the Plan (the Undisclosed Account) with PaineWebber, depending upon the arrangement negotiated by the Independent Fiduciary with PMAS, certain of the information noted above in subparagraphs (k)(1) through (k)(7) of this Section II may be provided by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants.

(m) If previously authorized in writing by the Independent Fiduciary, the Plan investor's account is automatically rebalanced on a periodic basis to the asset allocation previously prescribed by the Plan or participant, as applicable, if the quarterly screening reveals that one or more Portfolio allocations deviates from the allocation prescribed by the investor by the agreed-upon formula threshold.

(n) The books and records of the Trust are audited annually by independent, certified public accountants and all investors are sent copies of an audited financial report no later than 60 days after the close of each Trust fiscal year.

(o) PaineWebber maintains, for a period of six years, the records necessary to enable the persons described in paragraph (p) of this Section II to determine whether the conditions of this exemption have been met, except that--

    (1) A prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of PaineWebber and/or its affiliates, the records are lost or destroyed prior to the end of the six year period; and

    (2) No party in interest other than PaineWebber shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975 (a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (p)(l) of this Section II below.

(p) (1) Except as provided in subparagraph (p)(2) of this paragraph and notwithstanding any provisions of subsections (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (o) of this Section II are unconditionally available at their customary location during normal business hours by:

    (A) Any duly authorized employee or representative of the Department, the Internal Revenue Service (the Service) or the Securities and Exchange Commission (the SEC);

    (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

    (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

    (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

(p) (2) None of the persons described above in paragraphs (p)(1)(B)-(p)(1)(D) of this paragraph (p) are authorized to examine the trade secrets of PaineWebber or Mitchell Hutchins or commercial or financial information which is privileged or confidential.

Section III. Definitions

For purposes of this exemption:

(a) The term "PaineWebber" means PaineWebber Incorporated and any affiliate of PaineWebber, as defined in paragraph (b) of this Section III.

(b) An "affiliate" of PaineWebber includes--

    (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with PaineWebber.

    (2) Any officer, director or partner in such person, and

    (3) Any corporation or partnership of which such person is an officer, director or a 5 percent partner or owner.

(c) The term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.

(d) The term "Independent Fiduciary" means a Plan fiduciary which is independent of PaineWebber and its affiliates and is either

    (1) A Plan administrator, trustee, investment manager or named fiduciary of a Section 404(c) Plan or a Section 403(b) Plan;

    (2) A participant in a Keogh Plan;

    (3) An individual covered under a self-directed IRA which invests in Trust shares;

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                               Prospectus Page 78

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

    (4) An employee, officer or director of PaineWebber and/or its affiliates covered by an IRA not subject to Title I of the Act;

    (5) A trustee, Plan administrator, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section
       404(c) of the Act; or

(e) The term "Directing Participant" means a participant in a Plan covered under the provisions of section 404(c) of the Act, who is permitted under the terms of the Plan to direct, and who elects to so direct, the investment of the assets of his or her account in such Plan.

(f) The term "Plan" means a pension plan described in 29 CFR 2510.3-2, a welfare benefit plan described in 29 CFR 2510.3-1, a plan described in section 4975(e)(1) of the Code, and in the case of a Section 404(c) Plan, the individual account of a Directing Participant.

EFFECTIVE DATE: This exemption will be effective as of August 18, 1995.

    For a more complete statement of the facts and representations supporting the Department's decision to grant this exemption, refer to the notice of proposed exemption (the Notice) published on March 22, 1996 at 61 FR 11882.

WRITTEN COMMENTS

The Department received one written comment with respect to the Notice and no requests for a public hearing. The comment was submitted by PaineWebber, PMAS and Mitchell Hutchins (collectively, the Applicants). Their comment is broken down into the areas discussed below.

(1) SECTION 403(b) PLAN PARTICIPATION. In addition to IRAs, Keogh Plans, Section 404(c) Plans and other types of employee benefit plans that will participate in the PACE Program, the Applicants represent that they wish to offer shares in the Trust to Plans that are described in section 403(b) of the Code. Therefore, the Applicants have requested that the Department include references to Section 403(b) Plans in the exemptive language set forth in
   Section I, in the conditional language set forth in Sections II(j)(3) and III(d)(1) and in Representation 6 of the Summary of Facts and Representations (the Summary). The Department has revised the Notice accordingly.

(2) AVAILABLE PORTFOLIOS. Section II(g) of the Notice states that PMAS will provide investment advice in writing to an Independent Fiduciary or a Directing Participant with respect to all available Portfolios offered by the Trust. The Applicants note, however, that, in the case of a Section
   404(c) Plan, an Independent Fiduciary will determine the initial array of Portfolios among which the Directing Participants may allocate Plan assets, and that such fiduciary may decide to include less than all of the Portfolios in that array. Therefore, the Applicants have requested that the Department revise Section II(g) of the Notice as follows to make it clear that "available" Portfolios are those that will be selected by the Independent Fiduciary under such circumstances:
(g) PMAS provides investment advice in writing to an Independent Fiduciary or Directing Participant with respect to all Portfolios made available under the Plan.

    The Department has made the change requested by the Applicants.

    (3) INDEPENDENT FIDUCIARY ROLE. With respect to a Section 404(c) Plan,
       Section II(j)(4) of the Notice states that written acknowledgement of the receipt of initial disclosures from PaineWebber will be provided by the Independent Fiduciary who may be the Plan administrator, trustee, investment manager or the named fiduciary, as the record holder of Trust shares. The Applicants wish to clarify that because the trustee of a trust is generally the legal owner of trust assets, the Plan trustee rather than the Independent Fiduciary is the actual recordholder of Trust shares. Therefore, the Applicants request that the Department revise
       Section II(j)(4) of the Notice to read as follows:

    (4) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents is provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary).

    The Department has amended the Notice in this regard.

    (4) DIRECTING PARTICIPANT DISCLOSURE. Section II(1) of the Notice states, in relevant part, that if an Independent Fiduciary of a Section 404(c) Plan has established an Undisclosed Account with PaineWebber, certain disclosures will be provided by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants, depending upon the arrangement negotiated with PMAS. In an effort to reflect the manner in which that information will be distributed or made available to Directing Participants and/or to the Independent Fiduciaries of Section 404(c) Plans, the Applicants request that the Department modify Section II(l) of the Notice.

    The Department has amended Section II(1) of the Notice to read as follows:

--------------------------------------------------------------------------------
                               Prospectus Page 79

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

(1) In the case of a Section 404(c) Plan where the Independent Fiduciary has established an omnibus account in the name of the Plan (the Undisclosed Account) with PaineWebber, depending upon the arrangement negotiated by the Independent Fiduciary with PMAS, certain of the information noted above in subparagraphs (k)(1) through (k)(7) of this Section II may be provided by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants.

    (5) DESCRIPTION OF PAINEWEBBER GROUP AND PAINEWEBBER. Representation
       1(a) of the Summary, states, in part, that the PaineWebber Group is a member of all principal securities and commodities exchanges in the United States and the National Association of Securities Dealers, Inc. It is also represented that PaineWebber Group holds memberships or associate memberships on several principal foreign securities and commodities exchanges. Although the Applicants furnished this information to the Department, they wish to clarify that these representations pertain to PaineWebber rather than to the Paine Webber Group. Therefore, they request that the Department make appropriate changes to the Summary.

    The Department has revised the language in Representation 1(b) of the Summary as follows:

    PaineWebber is a member of all principal securities and commodities exchanges in the United States and the National Association of Securities Dealers, Inc. It also holds memberships or associate memberships on several principal foreign securities and commodities exchanges.

    (6) NET ASSET VALUE PER SHARE. In pertinent part, Representation 2 of the Summary states that with the exception of the PACE Money Market Investments Portfolio, shares in the Trust were initially offered to the public by PaineWebber at a net asset value of $10 per share and that shares in the PACE Money Market Investments Portfolio are being offered to the public at a net asset value of $1.00 per share. The Applicants wish to clarify that with the exception of the PACE Money Market Investments Portfolio in which shares are offered to the public at a net asset value of $1.00 per share, shares in the other Portfolios were initially offered to the public at a net asset value of $12 per share.

    Accordingly, the Department has revised the sixth and seventh sentences of Representation 2 to read as follows:

    With the exception of the PACE Money Market Investments Portfolio, shares in each of the Portfolios were initially offered to the public at a net asset value of $12 per share. Shares in the PACE Money Market Investments Portfolio are offered to the public at a net asset value of $1.00 per share.

(7) MINIMUM INVESTMENTS. The second paragraph of Representation 3 of the Summary states, in part, that the minimum initial investment for a prospective investor in the PACE Program is $10,000. The Applicants note, however, that the minimum initial investment threshold for an investor is currently $25,000 and not $10,000. For Plan investors and Uniform Gift or Transfer to Minors Accounts, the Applicants wish to clarify that the minimum initial investment is presently $10,000.

    The Department has revised part of Representation 3 to read as follows:

    *** The minimum initial investment in the PACE Program currently is $25,000
        (except for Plans and Uniform Gift or Transfer to Minors Accounts, for which the minimum initial investment is currently $10,000).

(8) VALUATION OF PORTFOLIO SHARES. Footnote 10 of the Summary states, in part, that the net asset value of shares in the PACE Money Market Investments Portfolio is determined as of 12 p.m. each business day. To indicate that the net asset value of all Portfolio shares, including shares of the PACE Money Market Investments Portfolio, is being determined as of the close of regular trading on the New York Stock Exchange (currently 4 p.m., Eastern Time) each business day, the Applicants request that the Department modify Footnote 10 of the Summary.

    The Department has modified Footnote 10 to read as follows:

    The net asset value of each Portfolio's shares is determined as of the close of regular trading on the New York Stock Exchange (the NYSE) (currently,
4 p.m., Eastern Time) each business day. Each Portfolio's net asset value per share is determined by dividing the value of the securities held by the Portfolio plus any cash or other assets minus all liabilities by the total number of Portfolio shares outstanding.

    In addition, the Applicants have requested that Footnote 16 of the Summary be revised to incorporate the following language:

    *** The net asset value of each Portfolio's shares is determined as of the close of regular trading on the NYSE (currently, 4 p.m. Eastern Time) each business day. PaineWebber may, in the future, impose a minimum dollar threshold on rebalancing transactions in order to avoid DE MINIMUS transactions.

(9) PAYMENT OF REDEMPTION PROCEEDS. Representation 14 of the Summary states, in part, that a Portfolio will be required to transmit redemption
  proceeds for credit to an investor's

--------------------------------------------------------------------------------
                               Prospectus Page 80

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

   account within 5 business days after receipt. Similarly, Representation 17 of the Summary sets forth the same time frame for the payment of the outside fee as well as the applicable fee if additional funds are invested during a calendar quarter. Because Federal Securities laws currently require PaineWebber to settle its obligations within three business days, the Applicants have requested that the Department revise the Summary to reflect the current timing of such payments.

    The Department does not object to these necessary revisions and has deleted references to the five business day requirement and inserted the phrase "three business days" in the fourth sentence of paragraph one of Representation 14, in the first sentence of paragraph two of Representation 17 and in the first sentence of paragraph three of Representation 17.

(10) BROKERAGE COMMISSION INFORMATION.       Representation 22(i) of the Summary
    states, in part, that on a quarterly and annual basis, PaineWebber will provide written disclosures to an Independent Fiduciary or, if applicable, a Directing Participant regarding brokerage commissions that are paid to PaineWebber and/or its affiliates or to unrelated parties. The Applicants have requested that the Department revise this representation to reflect that brokerage commission information will be provided to the Independent Fiduciary and, depending on the arrangement negotiated between the Independent Fiduciary of a Section 404(c) Plan and PMAS, to a Directing Participant. The Applicants state that the language set forth in the Summary appears to indicate that PaineWebber will provide such information under all circumstances to Independent Fiduciaries and where applicable, to Directing Participants only.

    The Department has revised paragraph (i) of Representation 22 to read, in part, as follows:

(i) On a quarterly and annual basis, PaineWebber will provide written disclosures to an Independent Fiduciary and, depending on the arrangement negotiated with PMAS, a Directing Participant, with respect to (1) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates;***

    After giving full consideration to the entire record, the Department has decided to grant the exemption subject to the modifications or clarifications described above. The Applicants' comment letter has been included as part of the public record of the exemption application. The complete application file, including all supplemental submissions received by the Department, is made available for public inspection in the Public Documents Room of the Pension and Welfare Benefits Administration, Room N-5638, U.S. Department of Labor, 200 Constitution Avenue, NW., Washington, DC 20210.

    FOR FURTHER INFORMATION CONTACT: Ms. Jan D. Broady of the Department, telephone (202) 219-8881. (This is not a toll-free number.)

--------------------------------------------------------------------------------
                               Prospectus Page 81

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

TICKER SYMBOLS

PACE Money Market Investments                                 PCEXX
PACE Government Securities Fixed Income Investments           PCGTX
PACE Intermediate Fixed Income Investments                    PCIFX
PACE Strategic Fixed Income Investments                       PCSIX
PACE Municipal Fixed Income Investments                       PCMNX
PACE Global Fixed Income Investments                          PCGLX
PACE Large Company Value Equity Investments                   PCLVX
PACE Large Company Growth Equity Investments                  PCLCX
PACE Small/Medium Company Value Equity Investments            PCSVX
PACE Small/Medium Company Growth Equity Investments           PCSGX
PACE International Equity Investments                         PCIEX
PACE International Emerging Markets Equity Investments        PCEMX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

You may discuss your questions about the funds, obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including annual and semi-annual reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and about the operations of the SEC's Public Reference Room:

- For a fee, by writing to or calling the SEC's Public Reference Room,

  Washington, D.C. 20549-6009

  Telephone: 1-800-SEC-0330

- Free, from the SEC's Internet website at: http://www.sec.gov

PaineWebber PACE Select Advisors Trust
Investment Company Act File No. 811-8764

-C- 1999 PaineWebber Incorporated. All rights reserved. Member SIPC.

                                ---------------
--------------------------------------------------------------------------------

  PACE Money Market Investments

                               --------------------
                                    PROSPECTUS
                                  DECEMBER 1, 1999
                         ----------------------------------

This Prospectus offers shares of PACE Money Market Investments, a series of PaineWebber PACE-SM- Select Advisors Trust, to participants in the PaineWebber PACE-SM- Multi Advisor Program. The PaineWebber PACE-SM- Multi Advisor Program is designed to assist you in devising an asset allocation strategy to meet your individual needs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

                                    Contents
                                    THE FUND

--------------------------------------------------------------------------------

What every investor                3            PACE Money Market Investments
should know about
the fund                           6            More About Risks and Investment Strategies

                             INVESTING IN THE FUND

--------------------------------------------------------------------------------

Information for                    7            Investing in the Fund
managing your fund                              --Buying Shares
account                                         --The PaineWebber PACE-SM- Multi Advisor
                                                Program
                                                --Selling Shares
                                                --Pricing and Valuation

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

Additional important               9            Management
information about
the fund                          10            Dividends and Taxes
                                  11            Financial Highlights

--------------------------------------------------------------------------------

Where to learn more                             Back Cover
about the fund

                            The fund is not a complete or
                            balanced investment program.

--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

                         PACE Money Market Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

The fund is a money market mutual fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's manager and investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS:

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Credit Risk

- Interest Rate Risk
- Foreign Securities Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE-SM- Multi Advisor Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table does reflect the annual PACE-SM- Multi Advisor Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENTAGES
1996           5.05%
1997           5.27%
1998           5.21%
CALENDAR YEAR

Total Return January 1 to September 30, 1999 -- 3.49%
Best quarter during calendar years shown: 4th quarter, 1997 -- 1.33% Worst quarter during calendar years shown: 4th quarter, 1998 -- 1.22%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

INCEPTION DATE                                                (8/24/95)
--------------                                                ---------
One Year....................................................    3.65%
Life of Fund................................................    3.64%

--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None
Maximum Annual Account Fee for PaineWebber PACE-SM- Multi
  Advisor Program (as a % of average value of shares held on the last calendar day of the previous quarter)............  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.15%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.92%
                                                              ----
Total Annual Fund Operating Expenses........................  1.07%
                                                              ====
Expense Reimbursements**....................................  0.57%
                                                              ----
Net Expenses**..............................................  0.50%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE-SM- Multi Advisor Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $203      $745      $1,314     $2,863

--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in money market instruments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income will tend to fall more slowly.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

YEAR 2000 RISK. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps. Similarly, the issuers in which the fund invests and trading systems used by the fund could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based on an assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

                             INVESTING IN THE FUND

--------------------------------------------------------------------------------

BUYING SHARES
If you are a participant in the PaineWebber PACE-SM- Multi Advisor Program, you may buy shares of the fund through a managed account maintained with PaineWebber Incorporated. Payment for investments made through the PACE-SM- Multi Advisor Program is made by debiting this account. Your payment for fund shares is due no later than the first business day after the order is placed. You may place an order only after you have executed the necessary PACE-SM- Multi Advisor Program documentation and made an asset allocation decision. Your Financial Advisor is responsible for promptly forwarding your order to PaineWebber's headquarters.

The fund and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares.

THE PAINEWEBBER PACE-SM- MULTI ADVISOR PROGRAM

The PACE-SM- Multi Advisor Program is described in detail in the PACE-SM- Multi Advisor Disclosure Document, the PACE-SM- Multi Advisor Investment Advisory Agreement and other Program documents. The description of the PACE-SM- Multi Advisor Program in this Prospectus is only a brief summary of certain features of the Program and is not intended as a complete description.

The PaineWebber PACE-SM- Multi Advisor Program is an advisory program sponsored by PaineWebber that includes comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of shares in no-load, low-load and load-waived funds and a quarterly investment performance review. PaineWebber has no investment discretion over your PACE-SM- Multi Advisor Program account except to the extent required to permit automatic rebalancing of your account if you elect that service. Otherwise, you will make all the investment decisions.

The fund is one of several funds used as vehicles to implement the long-term asset allocation strategies recommended through the PACE-SM- Multi Advisor Program based on an evaluation of your investment objectives and risk tolerances.

The minimum initial aggregate investment in the PACE-SM- Multi Advisor Program is $10,000 and is subject to the minimum investment requirements of the funds in the Program. Any subsequent investment in the Program must be at least $500 if invested proportionately among the funds.

It is possible that PaineWebber's periodic recommendations for adjustments in the allocation of your assets among different funds may not be successful or may not be developed, transmitted and acted upon quickly enough to avoid market shifts, which can be sudden and substantial. You are urged to consider carefully PaineWebber's asset allocation recommendations in light of your investment needs and to act promptly upon any recommended reallocation of assets.

PAINEWEBBER PACE-SM- MULTI ADVISOR PROGRAM FEE

For the services provided to you under the PACE-SM- Multi Advisor Program, you will pay PaineWebber a quarterly Program Fee at an annual rate of up to 1.50% of the value of the shares of the funds held in your account under the Program. This quarterly fee is generally charged to your PaineWebber account. Employees of PaineWebber and its affiliates may participate in the PACE-SM- Multi Advisor Program at a reduced fee or for no fee.

PaineWebber Financial Advisors receive a portion of the PACE-SM- Program Fee for the services they provide to participants.

As a PACE-SM- Multi Advisor Program participant, you may incur greater total fees and expenses than investors purchasing shares of similar funds without the benefit of these professional asset allocation recommendations.

SELLING SHARES

You can sell your fund shares at any time. You may sell your shares by contacting your PaineWebber Financial Advisor in person or by telephone or mail. Your Financial Advisor is responsible for promptly forwarding your request to PaineWebber's headquarters. After it receives and accepts your request, PaineWebber repurchases your

--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber PACE Money Market Investments

fund shares. You generally will receive the proceeds of the sale within the first business day after PaineWebber receives the order.

PaineWebber reserves the right not to repurchase your shares. In that case, PaineWebber forwards your request to sell your shares to the fund's transfer agent. The transfer agent will sell your shares after you provide it with the following information in writing:

- Your name and address;

- The fund's name;

- Your account number;

- The dollar amount or number of shares you want to sell; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund and the transfer agent will not accept signature guarantees that are not a part of these programs.

Sales through the transfer agent may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

PaineWebber may terminate your participation in the PACE-SM- Multi Advisor Program if the value of your assets in the Program declines or is reduced to less than $7,500. If PaineWebber elects to do this with your account, it will notify you that you can increase the amount invested to the account minimum or more within 30 days. This notice may appear on your account statement. PaineWebber will not terminate your participation in the Program if the value of your account falls below $7,500 solely as a result of a reduction in net asset value per share of the funds or redemptions to pay Program fees.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

PRICING AND VALUATION

The price at which you may buy or sell the fund's shares is based on the next net asset value per share calculated after your order is placed. The fund calculates its net asset value on days that the New York Stock Exchange is open as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. The fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

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                               Prospectus Page 8

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                            ------------------------
                   PaineWebber PACE Money Market Investments

                                   MANAGEMENT

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MANAGER AND INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the fund's manager and administrator and also provides investment advisory services. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On October 31, 1999, Mitchell Hutchins was adviser or sub-adviser to 33 investment companies with 76 separate funds and aggregate assets of approximately $48.9 billion.

The fund has received an exemptive order from the SEC to permit the board to appoint and replace investment sub-advisers and to amend the sub-advisory contracts between Mitchell Hutchins and any sub-advisers without obtaining shareholder approval.

ADVISORY AND ADMINISTRATION FEES

The fund pays fees to Mitchell Hutchins for administrative services and advisory services at the annual contract rates of 0.20% and 0.15%, respectively, of the fund's average daily net assets. During the fiscal year ended July 31, 1999, Mitchell Hutchins waived all its administrative and advisory fees:

PORTFOLIO MANAGER

Susan Ryan, a senior vice president of Mitchell Hutchins, is primarily responsible for the day-to-day management of the fund's portfolio. She has held her fund responsibilities since its inception.

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                               Prospectus Page 9

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                            ------------------------
                   PaineWebber PACE Money Market Investments

                              DIVIDENDS AND TAXES

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DIVIDENDS

The fund normally declares dividends daily and pays them monthly. Shares of the fund earn dividends on the day they are sold but do not earn dividends on the day they are purchased.

You will receive dividends in additional shares of the fund unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. The fund expects that its dividends will be taxed as ordinary income. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund will tell you how you should treat its dividends for tax purposes. You will not recognize any gain on the sale of fund shares so long as the fund maintains a share price of $1.00.

As noted above, shareholders will pay the PACE-SM- Multi Advisor Program Fee. For individual shareholders, this fee will be treated as a "miscellaneous itemized deduction" for federal income tax purposes.

See the SAI for a a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

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                               Prospectus Page 10

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                            ------------------------
                   PaineWebber PACE Money Market Investments

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the fund's financial performance for the periods shown. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends.

This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.

                                                                                      PACE
                                                                            MONEY MARKET INVESTMENTS
                                                                ------------------------------------------------
                                                                     FOR THE YEARS ENDED
                                                                          JULY 31,               FOR THE PERIOD
                                                                -----------------------------         ENDED
                                                                 1999       1998       1997      JULY 31, 1996+
                                                                -------    -------    -------    ---------------
Net asset value, beginning of period........................    $  1.00    $  1.00    $  1.00        $  1.00
                                                                -------    -------    -------        -------
Net investment income.......................................       0.05       0.05       0.05           0.05
                                                                -------    -------    -------        -------
Dividends from net investment income........................      (0.05)     (0.05)     (0.05)         (0.05)
                                                                -------    -------    -------        -------
Net asset value, end of period..............................    $  1.00    $  1.00    $  1.00        $  1.00
                                                                =======    =======    =======        =======
Total investment return (1).................................       4.85%      5.32%      5.13%          4.75%
                                                                =======    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $47,174    $25,493    $16,070        $10,221
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................       0.50%      0.50%      0.50%          0.50%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................       1.07%      1.20%      1.89%          2.40%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................       4.70%      5.20%      5.04%          4.93%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................       4.13%      4.50%      3.65%          3.03%*

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $1,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends at net asset value on the
                        payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include the
                        PACE-SM- Multi Advisor Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

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                               Prospectus Page 11

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                            ------------------------
                   PaineWebber PACE Money Market Investments

TICKER SYMBOL

PACE Money Market Investments                                 PCEXX

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting your PaineWebber Financial Advisor or the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including annual and semi-annual reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and about the operations of the SEC's Public Reference Room:

- For a fee, by writing to or calling the SEC's Public Reference Room,

  Washington, D.C. 20549-6009

  Telephone: 1-800-SEC-0330

- Free, from the SEC's Internet website at: http://www.sec.gov

PaineWebber PACE Select Advisors Trust
Investment Company Act File No. 811-8764

-C- 1999 PaineWebber Incorporated. All rights reserved. Member SIPC.

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